Schedule of Investments (unaudited) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 3.3%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 1.08%, 05/25/37(a)	USD 48	$9,902
Ajax Mortgage Loan Trust(b):
Series 2017-D, Class A, 3.75%, 12/25/57(c)	129	109,825
Series 2018-B, Class A, 3.75%, 02/26/57(c)	91	91,394
Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)	149	132,850
Series 2018-E, Class A, 4.38%, 06/25/58(d)	92	92,104
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)	327	277,831
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)	190	188,818
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)	100	96,000
Series 2018-G, Class C, 0.00%, 06/25/57(c)	99	94,224
Series 2019-A, Class A, 3.75%, 08/25/57(d)	184	182,728
Series 2019-B, Class A, 3.75%, 01/25/59(d)	323	320,888
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 2.90%, 10/21/28(a)(b)	250	240,259
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.28%, 01/15/30	250	216,905
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.68%, 01/15/30	250	205,643
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.10%, 07/15/30(a)(b)	250	233,879
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.91%, 04/15/31(a)(b)	500	449,514
Arbor Realty CLO Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 1.69%, 12/15/27(a)(b)	100	93,999
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 1.43%, 05/25/35(a)	77	60,495
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 2.82%, 07/17/26(a)(b)	126	122,689
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 2.79%, 08/05/27(a)(b)	250	221,324
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)	17	17,218
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 2.77%, 07/20/29(a)(b)	250	239,073
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.05%, 01/24/29(a)(b)	300	288,394
BCMSC Trust(d):
Series 2000-A, Class A2, 7.58%, 06/15/30	53	16,702
Series 2000-A, Class A3, 7.83%, 06/15/30	49	16,020
Series 2000-A, Class A4, 8.29%, 06/15/30	35	12,209
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 2.20%, 12/15/35(a)(b)	100	92,157
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2004-HE7, Class M2, (LIBOR USD 1 Month + 1.73%), 2.67%, 08/25/34	3	2,723
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 1.12%, 09/25/36	144	166,747
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 1.11%, 01/25/37	39	37,642
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 1.09%, 03/25/37	24	21,778
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 1.09%, 03/25/37	47	45,414

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2007-HE3, Class 1A3, (LIBOR USD 1 Month + 0.25%), 1.20%, 04/25/37	USD 85	$87,132
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 2.15%, 01/25/36(a)	3	3,335
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.06%, 10/18/29(a)(b)	250	237,790
California Street CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 2.86%, 10/15/25(a)(b)	194	191,834
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 2.81%, 04/17/31	250	229,732
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.40%, 07/28/28	250	216,952
Carlyle US CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.01%, 01/15/30(a)(b)	250	234,782
Carrington Mortgage Loan Trust, Series 2006- NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 10/25/36(a)	72	63,281
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 2.91%, 10/20/28(a)(b)	250	239,755
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.09%, 10/17/30(a)(b)	250	235,528
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 2.90%, 10/15/26(a)(b)	250	241,565
CIFC Funding Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.59%, 07/16/30	250	228,239
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 2.97%, 10/17/30	250	237,227
Citigroup Mortgage Loan Trust(a):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 1.15%, 05/25/37	198	139,966
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 1.22%, 05/25/37	90	63,973
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30	17	17,712
Series 1998-8, Class M1, 6.98%, 09/01/30(d)	57	47,116
Series 2001-D, Class B1, (LIBOR USD 1 Month + 2.50%), 3.20%, 11/15/32(a)	108	91,870
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(d)	31	11,220
Series 2000-4, Class A5, 7.97%, 05/01/32	94	33,958
Series 2000-4, Class A6, 8.31%, 05/01/32(d)	42	15,880
Series 2000-5, Class A6, 7.96%, 05/01/31	39	18,879
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 12/25/35(a)	37	35,665
Series 2006-S3, Class A4, 6.53%, 01/25/29(e)	13	13,331
Series 2006-SPS1, Class A, (LIBOR USD 1 Month + 0.22%), 1.17%, 12/25/25(a)	2	2,438
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(d)	30	29,966
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)	100	94,246
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 6.05%, 05/25/36(e)	38	31,073

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	USD	13	$13,292
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 1.00%, 12/15/33		23	21,789
Series 2006-RES, Class 5B1A, (LIBOR USD 1 Month + 0.19%), 0.89%, 05/15/35		92	85,535
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 0.88%, 05/15/35		12	11,630
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 0.85%, 11/15/36		24	18,227
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 2.95%, 01/15/31(a)(b)		280	260,589
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (LIBOR USD 1 Month + 0.40%), 1.35%, 01/25/36(a)		39	18,495
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 2.72%, 04/15/27(a)(b)		192	186,872
GSAMP Trust(a):
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 1.15%, 01/25/47		28	14,622
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 3.20%, 02/25/47		25	20,869
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.87%, 07/25/27(a)(b)		189	183,349
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 1.10%, 05/25/37(a)		40	31,043
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		152	41,089
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 1.42%, 04/15/36(a)		33	27,924
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 2.96%, 10/19/28(a)(b)		250	240,972
Invitation Homes Trust, Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 2.80%, 07/17/37(a)(b)		100	80,822
IXIS Real Estate Capital Trust, Series 2007- HE1, Class A4, (LIBOR USD 1 Month + 0.23%), 1.18%, 05/25/37(a)		680	195,945
Legacy Mortgage Asset Trust(b):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(e)		34	30,771
Series 2019-SL1, Class A, 4.00%, 12/28/54(d)		116	116,120
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(d)		107	108,739
Series 2002-A, Class C, 0.00%, 06/15/33		7	5,565
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		79	78,896
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 1.13%, 03/25/46		90	62,650
Series 2006-5, Class 2A3, (LIBOR USD 1 Month + 0.15%), 1.10%, 06/25/36		26	12,758
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 08/25/36		17	7,448

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 1.06%, 10/25/36	USD	21	$7,542
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 1.17%, 11/25/36		14	5,895
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.01%, 10/21/30(a)(b)		250	234,876
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (LIBOR USD 1 Month + 0.24%), 1.19%, 05/25/37(a)		23	14,584
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, (LIBOR USD 1 Month + 0.60%), 1.55%, 12/25/34		78	66,127
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 1.08%, 11/25/36		189	82,229
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (LIBOR USD 1 Month + 0.32%), 1.27%, 07/25/37(a)		16	14,597
MP CLO VIII Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 2.71%, 10/28/27(a)(b)		247	238,808
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 09/15/31(d)		12	8,776
OCP CLO Ltd., Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 2.94%, 10/18/28(a)(b)		100	93,894
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.19%), 3.01%, 01/20/31(a)(b)		250	232,944
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 2.86%, 07/17/30(a)(b)		305	281,738
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 2.96%, 03/20/25(a)(b)		88	79,899
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.72%, 05/23/31(a)(b)		285	264,185
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 1.16%, 03/25/37(a)		40	20,548
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		37	32,090
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		45	38,802
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		167	153,710
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 1.90%, 10/15/37(a)(b)(c)		28	27,600
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		30	25,544
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.05%, 10/22/30(a)(b)		495	463,539
OZLM XXI Ltd., Series 2017-21A, Class B, (LIBOR USD 3 Month + 1.90%), 3.72%, 01/20/31(a)(b)		250	203,507
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 2.67%, 07/20/27(a)(b)		212	205,662
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.90%, 07/20/28(a)(b)		250	234,560
Scholar Funding Trust, Series 2013-A, Class A, (LIBOR USD 1 Month + 0.65%), 1.59%, 01/30/45(a)(b)		183	176,179

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 1.14%, 11/25/36(a)(b)	USD	41	$21,377
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (LIBOR USD 1 Month + 0.16%), 1.11%, 07/25/36(a)		17	4,640
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.06%, 07/20/30(a)(b)		250	239,799
SLM Private Credit Student Loan Trust(a):
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 1.07%, 03/15/24		86	84,515
Series 2005-A, Class A3, (LIBOR USD 3 Month + 0.20%), 0.94%, 06/15/23		11	11,311
Sound Point CLO XIV Ltd., Series 2016-3A, Class C, (LIBOR USD 3 Month + 2.65%), 4.46%, 01/23/29(a)(b)		250	205,572
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, (LIBOR USD 1 Month + 1.50%), 2.45%, 09/25/34(a)		35	34,325
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (LIBOR USD 1 Month + 0.30%), 1.25%, 01/25/35(a)		32	31,715
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 2.71%, 04/15/28(a)(b)		250	235,176
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 2.89%, 11/18/30(a)(b)		250	234,353
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 2.95%, 10/22/31(a)(b)		250	234,862
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 1.08%, 07/25/37(a)(b)		53	46,977

Total Asset-Backed Securities — 3.3% (Cost: $15,113,463)			13,960,261

	shares

Common Stocks — 56.6%

Aerospace & Defense — 1.2%
Boeing Co. (The)		2,949	439,814
Curtiss-Wright Corp.		809	74,760
HEICO Corp.		5,082	379,168
Hexcel Corp.(f)		2,616	97,289
Lockheed Martin Corp.		5,815	1,970,994
Northrop Grumman Corp.		741	224,190
Raytheon Co.		5,472	717,653
Teledyne Technologies, Inc.(f)(g)		3,435	1,021,122

			4,924,990

Air Freight & Logistics — 0.2%
FedEx Corp.		951	115,318
United Parcel Service, Inc., Class B		6,585	615,171

			730,489

Airlines — 0.1%
Alaska Air Group, Inc.		1,332	37,922
Delta Air Lines, Inc.		9,716	277,198

			315,120

Security	Shares	Value

Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	17,975	$104,615

Automobiles — 0.3%
General Motors Co.	20,480	425,574
Harley-Davidson, Inc.(f)	1,115	21,107
Tesla, Inc.(g)	1,349	706,876

		1,153,557
Banks — 1.9%
Bank of America Corp.	74,903	1,590,191
Bank OZK	2,478	41,383
Citigroup, Inc.	13,562	571,231
Citizens Financial Group, Inc.	6,405	120,478
Cullen/Frost Bankers, Inc.(f)	10,632	593,159
East West Bancorp, Inc.	5,978	153,874
First Horizon National Corp.	8,032	64,738
First Republic Bank	763	62,780
JPMorgan Chase & Co.	32,303	2,908,239
M&T Bank Corp.	323	33,408
Truist Financial Corp.	8,573	264,391
US Bancorp(f)	8,626	297,166
Webster Financial Corp.	2,410	55,189
Wells Fargo & Co.	40,049	1,149,406
Zions Bancorp NA	4,162	111,375

		8,017,008
Beverages — 1.2%
Coca-Cola Co. (The)	37,974	1,680,349
Coca-Cola European Partners plc	6,021	225,968
Molson Coors Beverage Co., Class B	21,734	847,843
PepsiCo, Inc.	18,545	2,227,255

		4,981,415
Biotechnology — 2.5%
AbbVie, Inc.	38,821	2,957,772
Alexion Pharmaceuticals, Inc.(g)	1,551	139,264
Amgen, Inc.	5,723	1,160,224
Biogen, Inc.(g)	1,773	560,942
Gilead Sciences, Inc.	38,131	2,850,674
Incyte Corp.(g)	5,966	436,890
Moderna, Inc.(g)	2,217	66,399
Regeneron Pharmaceuticals, Inc.(g)	1,222	596,691
United Therapeutics Corp.(f)(g)	2,661	252,329
Vertex Pharmaceuticals, Inc.(g)	6,194	1,473,862

		10,495,047
Building Products — 0.4%
Allegion plc(f)	18,408	1,693,904
Resideo Technologies, Inc.(g)	8,464	40,966

		1,734,870
Capital Markets — 1.8%
Affiliated Managers Group, Inc.	5,625	332,662
Bank of New York Mellon Corp. (The)	8,457	284,832
Charles Schwab Corp. (The)(f)	20,868	701,582
CME Group, Inc.	2,805	485,013
FactSet Research Systems, Inc.(f)	3,375	879,795
Goldman Sachs Group, Inc. (The)	1,923	297,277
Intercontinental Exchange, Inc.	10,642	859,341
Invesco Ltd.(f)	1,811	16,444
Moody’s Corp.	2,061	435,901
Morgan Stanley	39,088	1,328,992
Nasdaq, Inc.	412	39,119
Northern Trust Corp.	1,154	87,081

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
S&P Global, Inc.	6,600	$1,617,330
T. Rowe Price Group, Inc.	1,624	158,584
TD Ameritrade Holding Corp.	2,701	93,617

		7,617,570
Chemicals — 0.8%
Air Products & Chemicals, Inc.	3,263	651,327
Dow, Inc.	6,148	179,768
DuPont de Nemours, Inc.	3,317	113,110
Ecolab, Inc.	3,294	513,304
Linde plc	2,101	363,473
LyondellBasell Industries NV, Class A	2,473	122,735
Mosaic Co. (The)	17,385	188,106
PPG Industries, Inc.	3,437	287,333
Sherwin-Williams Co. (The)	1,687	775,210

		3,194,366
Commercial Services & Supplies — 0.3%
ADT, Inc.(f)	11,568	49,974
Cintas Corp.	4,997	865,580
Copart, Inc.(f)(g)	2,893	198,228

		1,113,782
Communications Equipment — 0.4%
Ciena Corp.(g)	4,789	190,650
Cisco Systems, Inc.	34,868	1,370,661

		1,561,311
Construction & Engineering — 0.3%
EMCOR Group, Inc.	12,429	762,146
Fluor Corp.	15,378	106,262
MasTec, Inc.(f)(g)	9,979	326,613
Quanta Services, Inc.	1,130	35,855

		1,230,876
Consumer Finance — 0.5%
Ally Financial, Inc.	34,167	493,030
American Express Co.	11,256	963,626
Capital One Financial Corp.	11,253	567,376

		2,024,032
Containers & Packaging — 0.1%
WestRock Co.	10,918	308,543

Distributors — 0.0%
Pool Corp.	733	144,232

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(g)	918	93,636
Grand Canyon Education, Inc.(g)	1,269	96,806
H&R Block, Inc.	36,326	511,470

		701,912
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(g)	21,700	3,967,411

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	46,399	1,352,531
CenturyLink, Inc.(f)	21,831	206,521
Verizon Communications, Inc.(f)	27,203	1,461,617

		3,020,669

Security	Shares	Value

Electric Utilities — 1.0%
Alliant Energy Corp.	1,365	$65,916
Eversource Energy(f)	25,745	2,013,516
IDACORP, Inc.	2,354	206,658
NextEra Energy, Inc.	1,937	466,081
Pinnacle West Capital Corp.	4,885	370,234
Xcel Energy, Inc.	17,225	1,038,668

		4,161,073
Electrical Equipment — 0.4%
AMETEK, Inc.	13,366	962,619
Hubbell, Inc.	7,401	849,191

		1,811,810
Electronic Equipment, Instruments & Components — 0.3%(f)
Avnet, Inc.	23,464	588,946
National Instruments Corp.	20,486	677,677

		1,266,623
Energy Equipment & Services — 0.1%
Baker Hughes Co.(f)	8,401	88,210
Helmerich & Payne, Inc.(f)	3,692	57,780
Patterson-UTI Energy, Inc.(f)	14,766	34,700
TechnipFMC plc	8,089	54,520
Transocean Ltd.(g)	64,023	74,267

		309,477
Entertainment — 0.6%
Activision Blizzard, Inc.	1,292	76,848
Cinemark Holdings, Inc.	13,607	138,655
Electronic Arts, Inc.(g)	3,549	355,503
Live Nation Entertainment, Inc.(g)	799	36,323
Netflix, Inc.(g)	2,115	794,183
Spotify Technology SA(g)	1,951	236,929
Walt Disney Co. (The)	8,316	803,326
Zynga, Inc., Class A(g)	16,899	115,758

		2,557,525
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.(f)	1,979	271,242
American Tower Corp.	1,623	353,408
AvalonBay Communities, Inc.	1,524	224,287
Boston Properties, Inc.	15,390	1,419,420
Digital Realty Trust, Inc.	1,046	145,300
Douglas Emmett, Inc.	1,105	33,713
Equinix, Inc.	183	114,296
Equity Residential	7,999	493,618
Host Hotels & Resorts, Inc.(f)	35,497	391,887
Lamar Advertising Co., Class A	13,960	715,869
National Retail Properties, Inc.	2,551	82,117
Outfront Media, Inc.	2,249	30,316
Park Hotels & Resorts, Inc.(f)	46,226	365,648
Prologis, Inc.	12,929	1,039,104
QTS Realty Trust, Inc., Class A(f)	1,342	77,849
Realty Income Corp.	1,137	56,691
Regency Centers Corp.	998	38,353
RLJ Lodging Trust	48,038	370,853
Simon Property Group, Inc.	6,581	361,034
Welltower, Inc.	5,300	242,634

		6,827,639

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	8,953	$2,552,769
Walmart, Inc.	4,993	567,305

		3,120,074
Food Products — 0.9%
General Mills, Inc.	36,706	1,936,976
Hershey Co. (The)	13,544	1,794,580
Lamb Weston Holdings, Inc.	1,496	85,421

		3,816,977
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	6,354	441,984

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories(f)	14,111	1,113,499
DexCom, Inc.(g)	467	125,749
Edwards Lifesciences Corp.(g)	6,147	1,159,447
Hologic, Inc.(g)	11,126	390,523
IDEXX Laboratories, Inc.(g)	2,546	616,743
Medtronic plc	2,926	263,867
Stryker Corp.(f)	16,099	2,680,322

		6,350,150
Health Care Providers & Services — 1.7%
AMN Healthcare Services, Inc.(g)	2,025	117,065
Anthem, Inc.	5,572	1,265,067
Cigna Corp.	4,678	828,848
CVS Health Corp.	22,394	1,328,636
HCA Healthcare, Inc.	1,177	105,753
McKesson Corp.	1,625	219,798
UnitedHealth Group, Inc.	13,357	3,330,969

		7,196,136
Health Care Technology — 0.2%(g)
Teladoc Health, Inc.	1,400	217,014
Veeva Systems, Inc., Class A	3,359	525,247

		742,261
Hotels, Restaurants & Leisure — 0.9%
Boyd Gaming Corp.	10,045	144,849
Chipotle Mexican Grill, Inc.(g)	764	499,962
Choice Hotels International, Inc.	6,505	398,431
Darden Restaurants, Inc.	5,075	276,384
Dunkin’ Brands Group, Inc.(f)	740	39,294
Extended Stay America, Inc.	35,767	261,457
International Game Technology plc(f)	4,556	27,108
McDonald’s Corp.	8,382	1,385,964
Starbucks Corp.	8,373	550,441
Texas Roadhouse, Inc.(f)	8,224	339,651
Vail Resorts, Inc.	616	90,989

		4,014,530
Household Durables — 0.1%
DR Horton, Inc.	13,547	460,598

Household Products — 1.2%
Church & Dwight Co., Inc.	9,158	587,760
Clorox Co. (The)	5,143	891,025
Procter & Gamble Co. (The)	31,249	3,437,390

		4,916,175

Security	Shares	Value

Industrial Conglomerates — 0.5%
3M Co.	2,737	$373,628
Carlisle Cos., Inc.	530	66,398
Honeywell International, Inc.	10,557	1,412,421
Roper Technologies, Inc.(f)	1,021	318,358

		2,170,805
Insurance — 1.1%
Aon plc	1,421	234,522
Arthur J Gallagher & Co.	9,518	775,812
Cincinnati Financial Corp.	5,882	443,797
First American Financial Corp.	7,768	329,441
Globe Life, Inc.(f)	7,510	540,495
Marsh & McLennan Cos., Inc.	5,601	484,262
MetLife, Inc.	804	24,578
Progressive Corp. (The)	1,088	80,338
Prudential Financial, Inc.	27,113	1,413,672
Unum Group	10,848	162,829
Willis Towers Watson plc	1,311	222,673

		4,712,419
Interactive Media & Services — 3.0%(g)
Alphabet, Inc., Class A	3,807	4,423,543
Alphabet, Inc., Class C	3,053	3,550,059
Facebook, Inc., Class A	25,791	4,301,939
TripAdvisor, Inc.	9,608	167,083
Twitter, Inc.	12,289	301,818
Yelp, Inc.	6,536	117,844

		12,862,286
Internet & Direct Marketing Retail — 2.5%(g)
Amazon.com, Inc.	5,433	10,592,829
Booking Holdings, Inc.	27	36,323

		10,629,152
IT Services — 2.9%
Accenture plc, Class A	1,465	239,176
Amdocs Ltd.	3,038	166,999
Automatic Data Processing, Inc.	20,272	2,770,777
Fiserv, Inc.(g)	2,684	254,953
Gartner, Inc.(g)	1,243	123,766
Jack Henry & Associates, Inc.	2,218	344,322
Mastercard, Inc., Class A	18,961	4,580,219
Paychex, Inc.(f)	25,996	1,635,668
PayPal Holdings, Inc.(g)	7,946	760,750
Twilio, Inc., Class A(g)	281	25,147
Visa, Inc., Class A	8,768	1,412,700

		12,314,477
Life Sciences Tools & Services — 0.0%(g)
Bio-Rad Laboratories, Inc., Class A	171	59,946
Mettler-Toledo International, Inc.	103	71,122

		131,068
Machinery — 1.1%
AGCO Corp.	4,596	217,161
Fortive Corp.	1,296	71,526
IDEX Corp.	5,250	725,078
Oshkosh Corp.	11,871	763,662
PACCAR, Inc.	41,778	2,553,889
Snap-on, Inc.	3,682	400,675
Xylem, Inc.	339	22,079

		4,754,070

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.2%
AMC Networks, Inc., Class A(f)(g)	13,420	$326,240
Comcast Corp., Class A	34,078	1,171,602
Discovery, Inc., Class A(f)(g)	61,530	1,196,143
Interpublic Group of Cos., Inc. (The)(f)	69,738	1,129,058
Liberty Media Corp.-Liberty SiriusXM, Class A(g)	852	27,000
Nexstar Media Group, Inc., Class A(f)	1,374	79,321
Sirius XM Holdings, Inc.(f)	250,924	1,239,565

		5,168,929
Metals & Mining — 0.1%
Alcoa Corp.(f)(g)	22,280	137,245
Reliance Steel & Aluminum Co.	3,844	336,696

		473,941
Multiline Retail — 0.5%
Dollar General Corp.	9,705	1,465,552
Target Corp.	5,771	536,530

		2,002,082
Multi-Utilities — 0.7%
Ameren Corp.	12,899	939,434
CMS Energy Corp.	1,139	66,916
Consolidated Edison, Inc.(f)	10,889	849,342
DTE Energy Co.	9,710	922,159

		2,777,851
Oil, Gas & Consumable Fuels — 1.4%
Apache Corp.(f)	2,592	10,835
Chevron Corp.	12,031	871,766
Concho Resources, Inc.	2,395	102,626
ConocoPhillips	12,508	385,247
Continental Resources, Inc.(f)(g)	34,430	263,045
Devon Energy Corp.	4,163	28,766
Diamondback Energy, Inc.	1,025	26,855
EOG Resources, Inc.	28,799	1,034,460
Exxon Mobil Corp.	32,433	1,231,481
Marathon Oil Corp.(f)	98,349	323,568
Marathon Petroleum Corp.	12,729	300,659
ONEOK, Inc.	1,440	31,406
Pioneer Natural Resources Co.	167	11,715
Suncor Energy, Inc.	18,471	291,842
Valero Energy Corp.	7,858	356,439
Williams Cos., Inc. (The)	32,356	457,837

		5,728,547
Paper & Forest Products — 0.1%
Domtar Corp.	20,252	438,253

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A(f)	6,720	1,070,765

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	19,188	1,069,539
Eli Lilly & Co.	2,857	396,323
Johnson & Johnson	33,991	4,457,240
Merck & Co., Inc.	32,719	2,517,400
Mylan NV(g)	5,505	82,080
Pfizer, Inc.	38,086	1,243,127
Zoetis, Inc.	15,276	1,797,832

		11,563,541

Security	Shares	Value

Professional Services — 0.2%
IHS Markit Ltd.(g)	7,215	$432,900
Robert Half International, Inc.	11,096	418,874

		851,774
Road & Rail — 0.4%
CSX Corp.	5,181	296,871
Landstar System, Inc.	2,278	218,369
Norfolk Southern Corp.	1,184	172,864
Ryder System, Inc.	2,475	65,439
Uber Technologies, Inc.(g)	5,329	148,786
Union Pacific Corp.	4,298	606,190

		1,508,519
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.(g)	1,539	69,994
Analog Devices, Inc.	565	50,652
Applied Materials, Inc.	4,314	197,667
Broadcom, Inc.	1,928	457,129
Cirrus Logic, Inc.(g)	11,882	779,816
Cypress Semiconductor Corp.	3,717	86,680
Intel Corp.	46,664	2,525,456
Lam Research Corp.	4,782	1,147,680
Maxim Integrated Products, Inc.	2,269	110,296
NVIDIA Corp.	5,647	1,488,549
QUALCOMM, Inc.	5,412	366,122
Skyworks Solutions, Inc.	10,465	935,362
Texas Instruments, Inc.	8,185	817,927

		9,033,330
Software — 5.6%
Adobe, Inc.(g)	9,595	3,053,513
Atlassian Corp. plc, Class A(g)	2,798	384,053
Citrix Systems, Inc.	2,829	400,445
Cloudflare, Inc., Class A(g)	11,007	258,444
DocuSign, Inc.(g)	4,337	400,739
Intuit, Inc.	5,199	1,195,770
Manhattan Associates, Inc.(g)	3,378	168,292
Microsoft Corp.	81,608	12,870,398
New Relic, Inc.(g)	3,018	139,552
Paylocity Holding Corp.(g)	1,141	100,773
RingCentral, Inc., Class A(g)	1,825	386,736
salesforce.com, Inc.(g)	10,252	1,476,083
ServiceNow, Inc.(g)	3,639	1,042,865
Slack Technologies, Inc., Class A(g)	8,182	219,605
Smartsheet, Inc., Class A(g)	5,962	247,483
Teradata Corp.(g)	2,511	51,450
Workday, Inc., Class A(g)	4,788	623,493
Zoom Video Communications, Inc., Class A(g)	1,639	239,491
Zscaler, Inc.(g)	4,615	280,869

		23,540,054
Specialty Retail — 0.7%
Home Depot, Inc. (The)	12,532	2,339,850
Lithia Motors, Inc., Class A(f)	851	69,603
Lowe’s Cos., Inc.	6,236	536,608
TJX Cos., Inc. (The)	4,906	234,556

		3,180,617
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	45,701	11,621,307
HP, Inc.	14,794	256,824

		11,878,131

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.(g)	3,251	$616,227
NIKE, Inc., Class B(f)	27,059	2,238,862
Ralph Lauren Corp.	383	25,596

		2,880,685

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	10,472	66,497

Tobacco — 0.0%
British American Tobacco plc, ADR	1	34

Trading Companies & Distributors — 0.2%
GATX Corp.(f)	12,711	795,200

Water Utilities — 0.5%
American Water Works Co., Inc.	16,489	1,971,425

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	26,411	442,648
United States Cellular Corp.(g)	13,854	405,784

		848,432

Total Common Stocks — 56.6% (Cost: $266,423,988)		238,687,731

	Par (000)

Corporate Bonds — 12.9%

Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	18	17,946
3.80%, 10/07/24	27	28,050
3.85%, 12/15/25	145	147,440
Boeing Co. (The), 3.83%, 03/01/59	10	8,919
General Dynamics Corp.:
3.75%, 05/15/28	45	47,826
4.25%, 04/01/50	16	20,147
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30(b)	78	80,848
L3Harris Technologies, Inc.:
3.85%, 12/15/26(b)	125	128,899
4.40%, 06/15/28(b)	37	39,386
4.40%, 06/15/28	213	226,738
4.85%, 04/27/35	2	2,164
Lockheed Martin Corp.:
3.60%, 03/01/35	165	180,426
3.80%, 03/01/45	15	16,284
Northrop Grumman Corp.:
2.93%, 01/15/25	130	131,958
3.25%, 01/15/28	212	220,293
5.25%, 05/01/50	40	54,091
Raytheon Co.:
7.20%, 08/15/27	20	24,552
7.00%, 11/01/28	89	115,609
4.20%, 12/15/44	20	22,440
Rockwell Collins, Inc., 3.20%, 03/15/24	91	93,552
Textron, Inc.:
3.65%, 03/15/27	35	34,273
3.90%, 09/17/29	87	85,011
TransDigm, Inc.:
6.25%, 03/15/26(b)	261	260,021
6.38%, 06/15/26	32	30,640
7.50%, 03/15/27	18	17,347

Security	Par (000)		Value

Aerospace & Defense (continued)
5.50%, 11/15/27(b)	USD	83	$74,493
United Technologies Corp.:
4.13%, 11/16/28		130	142,708
5.40%, 05/01/35		22	27,018
5.70%, 04/15/40		9	11,516

			2,290,595

Air Freight & Logistics — 0.1%
FedEx Corp.:
4.20%, 10/17/28		18	18,655
4.55%, 04/01/46		66	62,747
4.40%, 01/15/47		4	3,611
United Parcel Service, Inc.:
3.40%, 03/15/29		70	73,456
2.50%, 09/01/29		57	54,836
5.20%, 04/01/40		86	105,379
XPO Logistics, Inc.(b):
6.13%, 09/01/23		12	11,745
6.75%, 08/15/24		31	30,312

			360,741

Airlines — 0.2%
Air Canada Pass-Through Trust(b):
Series 2015-2, Class B, 5.00%, 12/15/23		20	19,148
Series 2017-1, Class AA, 3.30%, 01/15/30		18	17,717
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22		1	1,044
Series 2015-1, Class B, 3.70%, 05/01/23		12	10,711
Series 2015-2, Class B, 4.40%, 09/22/23		85	72,201
Series 2016-1, Class B, 5.25%, 01/15/24		56	55,977
Series 2017-1, Class B, 4.95%, 02/15/25		21	17,963
Series 2017-2, Class B, 3.70%, 10/15/25		21	18,088
Series 2016-3, Class B, 3.75%, 10/15/25		1	658
Series 2015-2, Class AA, 3.60%, 09/22/27		14	12,958
Series 2016-1, Class AA, 3.58%, 01/15/28		33	31,611
Series 2019-1, Class B, 3.85%, 02/15/28		73	56,116
Series 2016-2, Class AA, 3.20%, 06/15/28		31	33,439
Series 2016-3, Class AA, 3.00%, 10/15/28		48	45,255
Series 2017-1, Class AA, 3.65%, 02/15/29		22	21,100
Series 2019-1, Class AA, 3.15%, 02/15/32		69	62,078
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		70	68,336
Gol Finance SA, 7.00%, 01/31/25(b)		22	9,350
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)		46	37,844
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22		10	9,972
Series 2014-2, Class B, 4.63%, 09/03/22		6	5,978
Series 2016-2, Class B, 3.65%, 10/07/25		5	4,393
Series 2016-1, Class B, 3.65%, 01/07/26		2	1,342
Series 2018-1, Class B, 4.60%, 03/01/26		22	18,867
Series 2015-1, Class AA, 3.45%, 12/01/27		13	13,337
Series 2019-2, Class B, 3.50%, 05/01/28		44	36,789
Series 2016-1, Class AA, 3.10%, 07/07/28		4	4,027
Series 2016-2, Class AA, 2.88%, 10/07/28		26	24,159
Series 2018-1, Class AA, 3.50%, 03/01/30		9	9,065
Series 2019-2, Class AA, 2.70%, 05/01/32		42	37,791
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21		3	3,264
Series 2013-1, Class B, 5.38%, 11/15/21		8	7,541

			768,119

Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25		21	17,325
Aptiv plc, 5.40%, 03/15/49		9	7,820

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Auto Components (continued)
Lear Corp., 5.25%, 05/15/49	USD	7	$6,076

			31,221

Automobiles — 0.3%
Daimler Finance North America LLC(b):
3.10%, 05/04/20		150	149,740
3.75%, 11/05/21		170	168,554
General Motors Co.:
6.60%, 04/01/36		26	22,610
6.25%, 10/02/43		48	37,906
Hyundai Capital America(b):
2.55%, 04/03/20		402	401,854
3.95%, 02/01/22		120	119,325
2.38%, 02/10/23		173	165,667

			1,065,656

Banks — 2.9%
Australia & New Zealand Banking Group Ltd., 2.63%, 05/19/22		250	252,012
Banco Bradesco SA, 3.20%, 01/27/25(b)		200	183,500
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)		100	89,437
Banco Santander SA, 2.71%, 06/27/24		200	196,169
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		230	229,845
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)		450	449,335
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(a)		10	10,028
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)		65	65,267
4.20%, 08/26/24		95	101,043
4.00%, 01/22/25		62	65,248
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)		52	53,623
Series L, 3.95%, 04/21/25		5	5,257
3.88%, 08/01/25		3	3,188
(LIBOR USD 3 Month + 0.64%), 2.01%, 02/13/26(a)		14	13,705
4.45%, 03/03/26		110	118,474
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)		372	385,523
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(h)		85	86,134
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)		337	344,573
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)		145	149,573
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(a)		27	29,189
(LIBOR USD 3 Month + 0.99%), 2.50%, 02/13/31(a)		265	256,236
Bank of Montreal:
2.90%, 03/26/22		143	144,832
Series E, 3.30%, 02/05/24		45	46,433
2.50%, 06/28/24		52	50,817
Barclays plc, 4.38%, 01/12/26		200	201,000
BNP Paribas SA(b):
3.50%, 03/01/23		200	200,625
3.80%, 01/10/24		200	206,191
(SOFR + 1.51%), 3.05%, 01/13/31(a)		200	187,016
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		60	60,461
4.40%, 06/10/25		77	80,510
3.40%, 05/01/26		10	10,419

Security	Par (000)		Value

Banks (continued)
4.45%, 09/29/27	USD	74	$77,258
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		204	209,819
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)		269	278,492
(LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/28(a)		17	17,007
(SOFR + 3.91%), 4.41%, 03/31/31(a)		6	6,592
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 06/09/23		250	252,725
Danske Bank A/S(b):
5.00%, 01/12/22		200	205,367
3.88%, 09/12/23		220	217,138
Discover Bank, 4.65%, 09/13/28		260	258,456
Fifth Third Bancorp, 3.65%, 01/25/24		85	88,379
HSBC Holdings plc:
2.95%, 05/25/21		200	201,044
(LIBOR USD 3 Month + 1.35%), 4.29%, 09/12/26(a)		202	201,566
Huntington National Bank (The), 3.25%, 05/14/21		259	260,997
ING Groep NV, 4.10%, 10/02/23		200	205,260
Itau Unibanco Holding SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%(a)(b)(h)		200	185,375
JPMorgan Chase & Co.:
4.25%, 10/15/20		22	22,251
2.55%, 03/01/21		116	116,278
4.63%, 05/10/21		197	202,454
4.35%, 08/15/21		67	68,716
2.97%, 01/15/23		75	76,215
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)		107	108,379
2.70%, 05/18/23		37	37,973
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		30	31,394
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		127	132,930
3.88%, 09/10/24		23	24,253
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)		564	597,601
(LIBOR USD 3 Month + 1.16%), 3.22%, 03/01/25(a)		103	106,937
3.20%, 06/15/26		10	10,386
(LIBOR USD 3 Month + 1.25%), 3.96%, 01/29/27(a)		175	188,198
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		235	248,706
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)		390	401,332
(LIBOR USD 3 Month + 0.95%), 3.51%, 01/23/29(a)		119	122,513
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)		16	17,559
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30(a)		100	107,243
(SOFR + 3.79%), 4.49%, 03/24/31(a)		12	13,872
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		32	35,721
KeyCorp:
4.15%, 10/29/25		10	10,463
4.10%, 04/30/28		25	26,307
2.55%, 10/01/29		17	15,176
Lloyds Banking Group plc, 4.05%, 08/16/23		213	219,506
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		60	60,518

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
2.67%, 07/25/22	USD	4	$3,987
3.46%, 03/02/23		350	359,029
3.76%, 07/26/23		153	158,135
3.41%, 03/07/24		6	6,121
Mizuho Financial Group, Inc.:
2.63%, 04/12/21(b)		200	200,033
2.95%, 02/28/22		272	272,941
(LIBOR USD 3 Month + 1.10%), 2.55%, 09/13/25(a)		325	320,950
Santander UK Group Holdings plc, 3.13%, 01/08/21		64	63,850
Sumitomo Mitsui Financial Group, Inc.:
2.78%, 07/12/22		30	29,906
3.94%, 10/16/23		109	115,492
2.35%, 01/15/25		200	198,589
US Bancorp:
2.95%, 07/15/22		16	16,172
2.40%, 07/30/24		49	48,978
Washington Mutual Escrow Bonds(c)(g)(i):
0.00%, 11/06/09		100	—
0.00%, 09/29/17		400	—
Wells Fargo & Co.:
3.55%, 09/29/25		90	94,592
3.00%, 04/22/26		181	184,158
3.00%, 10/23/26		70	71,550
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)		114	115,930

			12,204,432

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		55	57,485
4.75%, 01/23/29		300	331,155
Keurig Dr Pepper, Inc., 3.55%, 05/25/21		38	38,446
Molson Coors Beverage Co., 5.00%, 05/01/42		19	18,420
PepsiCo, Inc.:
4.45%, 04/14/46		6	7,754
3.45%, 10/06/46		21	23,572
4.00%, 05/02/47		26	31,168

			508,000

Biotechnology — 0.2%
AbbVie, Inc.:
2.95%, 11/21/26(b)		103	103,472
3.20%, 11/21/29(b)		140	140,575
4.50%, 05/14/35		104	117,966
4.70%, 05/14/45		55	61,775
4.88%, 11/14/48		45	52,206
4.25%, 11/21/49(b)		15	15,935
Amgen, Inc.:
2.45%, 02/21/30		50	49,177
4.40%, 05/01/45		101	118,561
4.66%, 06/15/51		28	35,209
Gilead Sciences, Inc.:
3.50%, 02/01/25		100	105,516
4.60%, 09/01/35		25	30,962
4.80%, 04/01/44		33	42,334
4.75%, 03/01/46		13	16,602

			890,290

Building Products — 0.0%
Johnson Controls International plc, 4.63%, 07/02/44(e)		15	14,639
Masonite International Corp., 5.38%, 02/01/28(b)		15	14,742
Owens Corning:
3.95%, 08/15/29		6	5,664
4.30%, 07/15/47		14	11,950

Security	Par (000)		Value

Building Products (continued)
Standard Industries, Inc.(b):
6.00%, 10/15/25	USD	7	$6,879
5.00%, 02/15/27		15	13,650
4.75%, 01/15/28		6	5,526
Summit Materials LLC, 6.13%, 07/15/23		16	15,840

			88,890

Capital Markets — 0.7%
Bank of New York Mellon Corp. (The)(a):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(h)		65	56,550
(LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28		90	91,133
Charles Schwab Corp. (The):
3.20%, 03/02/27		24	23,713
3.20%, 01/25/28		20	20,239
Deutsche Bank AG:
2.70%, 07/13/20		102	99,997
3.15%, 01/22/21		100	97,695
E*TRADE Financial Corp., 3.80%, 08/24/27		10	9,683
Goldman Sachs Group, Inc. (The):
5.25%, 07/27/21		118	121,785
2.35%, 11/15/21		186	185,773
(LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/22(a)		52	52,240
3.63%, 02/20/24		35	36,495
3.85%, 07/08/24		57	59,429
3.50%, 01/23/25		75	76,676
3.50%, 04/01/25		135	138,000
3.75%, 05/22/25		94	97,304
(LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/25(a)		10	10,163
3.75%, 02/25/26		17	17,562
(LIBOR USD 3 Month + 1.17%), 2.86%, 05/15/26(a)		40	36,770
3.85%, 01/26/27		78	80,424
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)		219	224,861
Intercontinental Exchange, Inc.:
3.75%, 12/01/25		42	44,352
3.10%, 09/15/27		4	4,058
3.75%, 09/21/28		80	85,068
Moody’s Corp., 4.88%, 02/15/24		13	14,051
Morgan Stanley:
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(a)		83	85,003
(SOFR + 1.15%), 2.72%, 07/22/25(a)		17	17,033
4.00%, 07/23/25		20	21,081
3.63%, 01/20/27		304	325,253
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		70	73,744
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(a)		100	111,015
(SOFR + 3.12%), 3.62%, 04/01/31(a)		5	5,230
Northern Trust Corp., 3.15%, 05/03/29		30	31,038
State Street Corp.:
2.65%, 05/19/26		38	38,568
(SOFR + 2.65%), 3.15%, 03/30/31(a)(b)		2	2,046
UBS Group AG(b):
2.95%, 09/24/20		335	335,561
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		200	198,321

			2,927,914

Chemicals — 0.1%
Dow Chemical Co. (The):
9.00%, 04/01/21		55	57,718

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals (continued)
4.55%, 11/30/25	USD	25	$26,000
3.63%, 05/15/26		43	42,074
4.38%, 11/15/42		90	87,719
DuPont de Nemours, Inc., 4.49%, 11/15/25		178	191,695
LYB International Finance BV, 4.88%, 03/15/44		50	53,950
Methanex Corp., 5.25%, 12/15/29		34	25,458
RPM International, Inc., 5.25%, 06/01/45		19	21,963
Sherwin-Williams Co. (The):
2.95%, 08/15/29		5	4,903
4.00%, 12/15/42		16	16,728
3.30%, 05/15/50		4	3,745

			531,953

Commercial Services & Supplies — 0.2%
Aramark Services, Inc.:
4.75%, 06/01/26		15	14,135
5.00%, 02/01/28(b)		36	33,502
Clean Harbors, Inc., 4.88%, 07/15/27(b)		16	15,662
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		32	30,560
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		16	14,840
RELX Capital, Inc.:
3.50%, 03/16/23		115	119,738
4.00%, 03/18/29		75	77,407
Republic Services, Inc.:
3.55%, 06/01/22		24	24,476
4.75%, 05/15/23		75	79,198
2.90%, 07/01/26		42	42,528
3.95%, 05/15/28		129	139,469
Waste Management, Inc.:
2.95%, 06/15/24		159	161,647
3.13%, 03/01/25		10	10,353
4.00%, 07/15/39		106	115,205
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		16	14,845

			893,565

Communications Equipment — 0.0%
Motorola Solutions, Inc.:
4.60%, 05/23/29		119	120,024
5.50%, 09/01/44		65	65,527

			185,551

Construction Materials — 0.0%
US Concrete, Inc., 6.38%, 06/01/24		14	12,635

Consumer Finance — 0.2%
American Express Co.:
2.50%, 08/01/22		25	25,162
3.70%, 08/03/23		44	45,632
3.40%, 02/22/24		14	14,600
2.50%, 07/30/24		88	89,017
4.20%, 11/06/25		65	71,137
3.13%, 05/20/26		100	103,607
American Express Credit Corp., 2.70%, 03/03/22		55	54,875
Capital One Financial Corp., 4.75%, 07/15/21		15	15,436
Discover Financial Services, 4.10%, 02/09/27		49	48,018
General Motors Financial Co., Inc., 4.00%, 01/15/25		140	124,403
Navient Corp.:
5.88%, 03/25/21		18	17,573
6.63%, 07/26/21		22	22,550
6.50%, 06/15/22		30	29,370
7.25%, 09/25/23		16	15,521
5.88%, 10/25/24		16	14,720
6.75%, 06/25/25		16	14,720
6.75%, 06/15/26		16	14,720

Security	Par (000)		Value

Consumer Finance (continued)
Synchrony Financial:
4.38%, 03/19/24	USD	40	$39,349
4.25%, 08/15/24		51	49,096
Toyota Motor Credit Corp., 3.38%, 04/01/30		66	66,645

			876,151

Containers & Packaging — 0.0%
Ball Corp.:
5.25%, 07/01/25		6	6,524
4.88%, 03/15/26		5	5,200
International Paper Co.:
6.00%, 11/15/41		23	29,569
4.80%, 06/15/44		12	11,892
4.40%, 08/15/47		11	10,999
4.35%, 08/15/48		10	9,670
Owens-Brockway Glass Container, Inc.(b):
5.00%, 01/15/22		16	15,920
5.88%, 08/15/23		23	22,540

			112,314

Distributors — 0.0%(b)
American Builders & Contractors Supply Co., Inc.:
5.88%, 05/15/26		21	20,002
4.00%, 01/15/28		26	23,660
Performance Food Group, Inc., 5.50%, 10/15/27		35	32,463

			76,125

Diversified Consumer Services — 0.0%
Claremont Mckenna College, Series 2019, 3.38%, 01/01/50		56	57,985
George Washington University (The), Series 2018, 4.13%, 09/15/48		31	30,830
University of Southern California, 3.03%, 10/01/39		21	20,219
Wesleyan University, 4.78%, 07/01/2116		45	54,334

			163,368

Diversified Financial Services — 0.1%
Banco Votorantim SA, 4.00%, 09/24/22(b)		200	193,625
Equitable Holdings, Inc., 3.90%, 04/20/23		10	9,911
Shell International Finance BV:
2.50%, 09/12/26		6	6,136
2.38%, 11/07/29		239	235,680
4.00%, 05/10/46		27	29,981
3.75%, 09/12/46		16	17,110

			492,443

Diversified Telecommunication Services — 0.4%
AT&T, Inc.:
3.00%, 06/30/22		140	141,218
2.63%, 12/01/22		40	39,514
4.25%, 03/01/27		46	48,860
4.30%, 02/15/30		26	27,921
5.35%, 09/01/40		2	2,308
5.15%, 03/15/42		23	26,441
4.80%, 06/15/44		117	127,583
4.85%, 07/15/45		95	101,052
4.75%, 05/15/46		35	38,707
5.15%, 11/15/46		19	22,316
CCO Holdings LLC(b):
5.75%, 02/15/26		67	67,848
5.50%, 05/01/26		39	39,585
5.13%, 05/01/27		85	85,221
5.88%, 05/01/27		21	21,630
5.00%, 02/01/28		91	91,227
5.38%, 06/01/29		41	42,132

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
4.75%, 03/01/30	USD	46	$45,770
Level 3 Financing, Inc.:
5.13%, 05/01/23		17	16,702
5.25%, 03/15/26		23	22,986
4.63%, 09/15/27(b)		6	5,963
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(j)		21	14,332
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 2.23%, 05/22/20(a)		75	74,989
4.13%, 03/16/27		377	419,165
4.40%, 11/01/34		15	17,507
4.27%, 01/15/36		35	40,650
4.00%, 03/22/50		145	171,482

			1,753,109

Electric Utilities — 1.0%
AEP Texas, Inc.:
3.95%, 06/01/28		108	112,858
Series H, 3.45%, 01/15/50		26	22,631
AEP Transmission Co. LLC:
4.25%, 09/15/48		24	24,744
3.80%, 06/15/49		45	48,420
3.15%, 09/15/49		45	45,180
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23		10	10,323
4.15%, 08/15/44		10	9,383
3.75%, 03/01/45		79	81,259
Series B, 3.70%, 12/01/47		10	10,414
Series A, 4.30%, 07/15/48		12	13,549
3.45%, 10/01/49		35	35,563
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		50	49,910
3.75%, 08/15/47		30	32,008
3.20%, 09/15/49		30	27,256
CenterPoint Energy Houston Electric LLC:
4.50%, 04/01/44		5	5,841
3.95%, 03/01/48		20	22,325
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27		3	2,942
Dayton Power & Light Co. (The), 3.95%, 06/15/49(b)		51	51,427
DTE Electric Co., Series A, 4.05%, 05/15/48		75	84,251
Duke Energy Carolinas LLC:
3.05%, 03/15/23		15	15,359
3.95%, 11/15/28		12	13,276
2.45%, 08/15/29		79	77,405
2.45%, 02/01/30		45	44,686
3.75%, 06/01/45		9	9,853
3.88%, 03/15/46		25	28,075
3.70%, 12/01/47		20	21,784
3.20%, 08/15/49		50	49,967
Duke Energy Corp., 4.80%, 12/15/45		5	5,453
Duke Energy Florida LLC:
3.80%, 07/15/28		15	16,133
2.50%, 12/01/29		160	157,011
6.40%, 06/15/38		43	62,544
3.40%, 10/01/46		25	25,630
4.20%, 07/15/48		17	19,042
Duke Energy Ohio, Inc., 3.65%, 02/01/29		130	139,344
Duke Energy Progress LLC:
3.00%, 09/15/21		25	25,402
3.25%, 08/15/25		55	58,620
3.70%, 09/01/28		135	144,290
3.45%, 03/15/29		20	21,140
4.10%, 05/15/42		5	5,759

Security	Par (000)		Value

Electric Utilities (continued)
4.10%, 03/15/43	USD	30	$33,156
4.20%, 08/15/45		15	17,069
3.70%, 10/15/46		10	10,702
Edison International:
2.40%, 09/15/22		11	10,618
3.13%, 11/15/22		1	981
Entergy Louisiana LLC:
5.40%, 11/01/24		20	22,651
4.20%, 09/01/48		75	84,139
Eversource Energy, Series L, 2.90%, 10/01/24		35	33,111
Exelon Corp., 5.63%, 06/15/35		19	21,798
FirstEnergy Corp.:
2.65%, 03/01/30		25	23,305
Series C, 3.40%, 03/01/50		64	60,414
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25		175	182,087
4.55%, 04/01/49		50	49,908
Florida Power & Light Co.:
(LIBOR USD 3 Month + 0.40%), 2.14%, 05/06/22(a)		355	334,783
2.85%, 04/01/25		13	13,554
4.05%, 10/01/44		18	20,989
3.70%, 12/01/47		7	7,714
3.95%, 03/01/48		64	76,275
3.15%, 10/01/49		73	75,612
MidAmerican Energy Co.:
3.65%, 04/15/29		85	91,191
4.25%, 07/15/49		42	48,799
3.15%, 04/15/50		30	30,494
Northern States Power Co.:
3.40%, 08/15/42		65	60,161
4.00%, 08/15/45		41	41,955
2.90%, 03/01/50		20	19,026
NRG Energy, Inc.:
7.25%, 05/15/26		31	32,473
6.63%, 01/15/27		38	39,520
5.75%, 01/15/28		24	24,480
5.25%, 06/15/29(b)		23	23,690
NSTAR Electric Co.:
3.20%, 05/15/27		15	15,126
3.25%, 05/15/29		10	10,306
Ohio Power Co.:
Series G, 6.60%, 02/15/33		50	69,325
4.00%, 06/01/49		29	29,886
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28		65	69,547
4.55%, 12/01/41		3	3,439
3.80%, 06/01/49		33	34,731
3.10%, 09/15/49		35	33,946
Public Service Electric & Gas Co.:
2.38%, 05/15/23		10	10,025
3.00%, 05/15/25		4	4,109
3.65%, 09/01/28		80	84,467
3.20%, 05/15/29		9	9,532
Southern California Edison Co., 2.25%, 06/01/30		29	26,183
Southern Co. (The), 2.75%, 06/15/20		70	70,061
Tampa Electric Co.:
4.30%, 06/15/48		19	20,310
4.45%, 06/15/49		44	47,571
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		154	161,479
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		97	97,707
Series A, 3.80%, 04/01/28		30	31,766

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Series C, 4.00%, 11/15/46	USD	40	$42,953
3.30%, 12/01/49		42	41,936
Vistra Operations Co. LLC(b):
5.50%, 09/01/26		30	30,900
5.63%, 02/15/27		39	40,219
5.00%, 07/31/27		39	39,585
4.30%, 07/15/29		110	97,527

			4,244,348

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.:
3.70%, 11/15/23		10	10,566
4.38%, 11/15/57		56	57,810
Tyco Electronics Group SA:
3.45%, 08/01/24		15	15,311
3.13%, 08/15/27		14	14,452

			98,139

Energy Equipment & Services — 0.0%(b)
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21		8	7,546
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22		9	7,188
7.72%, (7.72% Cash or 7.72% PIK), 12/01/26(j)		25	2,510

			17,244

Entertainment — 0.0%
Netflix, Inc.:
5.88%, 02/15/25		5	5,280
4.38%, 11/15/26		6	6,090
4.88%, 04/15/28		10	10,300
5.88%, 11/15/28		12	12,822
6.38%, 05/15/29		5	5,448
5.38%, 11/15/29(b)		6	6,226
4.88%, 06/15/30(b)		6	6,091
Walt Disney Co. (The):
4.75%, 09/15/44		5	6,278
2.75%, 09/01/49		27	26,556
4.70%, 03/23/50		81	105,847

			190,938

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.00%, 06/15/23		45	45,059
3.13%, 01/15/27		14	13,666
3.95%, 03/15/29		46	47,814
3.80%, 08/15/29		53	53,652
Boston Properties LP, 3.85%, 02/01/23		82	82,344
CC Holdings GS V LLC, 3.85%, 04/15/23		32	31,899
Crown Castle International Corp.:
4.88%, 04/15/22		4	4,112
3.20%, 09/01/24		131	130,591
4.45%, 02/15/26		6	6,359
3.70%, 06/15/26		96	98,094
3.80%, 02/15/28		14	14,312
3.10%, 11/15/29		152	145,607
5.20%, 02/15/49		11	12,188
4.15%, 07/01/50		13	12,857
Equinix, Inc., 2.63%, 11/18/24		52	49,595
ESH Hospitality, Inc.(b):
5.25%, 05/01/25		39	32,760
4.63%, 10/01/27		5	3,900
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		71	68,160
4.50%, 09/01/26		19	15,770

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
5.75%, 02/01/27	USD	33	$28,710
MPT Operating Partnership LP:
5.25%, 08/01/26		3	2,943
5.00%, 10/15/27		44	42,680
4.63%, 08/01/29		6	5,580
National Retail Properties, Inc., 2.50%, 04/15/30		46	40,925
Prologis LP:
3.75%, 11/01/25		42	44,567
3.00%, 04/15/50		12	10,384
Realty Income Corp.:
4.13%, 10/15/26		40	39,409
3.00%, 01/15/27		5	4,736
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		28	21,000
Service Properties Trust, 4.35%, 10/01/24		46	33,766
VICI Properties LP(b):
3.50%, 02/15/25		23	21,447
4.25%, 12/01/26		8	7,340
3.75%, 02/15/27		5	4,713
4.63%, 12/01/29		6	5,474
4.13%, 08/15/30		6	5,618

			1,188,031

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
3.50%, 02/15/23(b)		24	23,628
6.63%, 06/15/24		30	30,450
5.75%, 03/15/25		79	79,822
7.50%, 03/15/26(b)		41	44,190
4.63%, 01/15/27(b)		9	8,955
5.88%, 02/15/28(b)		30	30,534
4.88%, 02/15/30(b)		6	5,985
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)		135	132,047
Walmart, Inc.:
2.85%, 07/08/24		67	70,436
3.55%, 06/26/25		14	15,280
3.70%, 06/26/28		36	40,401
3.25%, 07/08/29		39	42,864

			524,592

Food Products — 0.1%
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		15	14,546
General Mills, Inc., 2.88%, 04/15/30		4	3,992
JBS USA LUX SA(b):
5.75%, 06/15/25		25	25,250
6.75%, 02/15/28		29	30,899
6.50%, 04/15/29		46	49,344
5.50%, 01/15/30		8	8,260
Lamb Weston Holdings, Inc.(b):
4.63%, 11/01/24		24	23,640
4.88%, 11/01/26		24	24,417
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)		56	55,798
Post Holdings, Inc.(b):
5.75%, 03/01/27		44	45,087
5.63%, 01/15/28		32	32,480
5.50%, 12/15/29		25	25,933
Simmons Foods, Inc., 5.75%, 11/01/24(b)		16	14,525

			354,171

Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49		30	28,974
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43		15	15,191
4.60%, 12/15/44		12	11,978

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Gas Utilities (continued)
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46	USD	7	$6,917

			63,060

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories:
3.40%, 11/30/23		14	14,692
3.75%, 11/30/26		156	174,096
Boston Scientific Corp.:
3.45%, 03/01/24		122	125,154
4.55%, 03/01/39		13	14,277
Covidien International Finance SA, 2.95%, 06/15/23		35	36,511
Teleflex, Inc., 4.63%, 11/15/27		15	14,984

			379,714

Health Care Providers & Services — 0.7%
Aetna, Inc.:
6.75%, 12/15/37		8	10,408
4.50%, 05/15/42		17	17,686
4.13%, 11/15/42		3	2,975
Anthem, Inc.:
3.70%, 08/15/21		7	7,142
2.38%, 01/15/25		45	44,557
4.10%, 03/01/28		12	12,843
Centene Corp.(b):
5.25%, 04/01/25		28	28,140
5.38%, 06/01/26		57	58,716
5.38%, 08/15/26		23	23,460
4.25%, 12/15/27		76	74,480
4.63%, 12/15/29		23	23,115
CHRISTUS Health, Series C, 4.34%, 07/01/28		47	53,507
Cigna Corp.:
3.90%, 02/15/22(b)		30	30,708
3.50%, 06/15/24(b)		54	54,754
3.25%, 04/15/25(b)		50	50,994
4.50%, 02/25/26(b)		40	43,125
4.38%, 10/15/28		135	144,881
2.40%, 03/15/30		12	11,366
CommonSpirit Health:
3.35%, 10/01/29		31	29,129
4.35%, 11/01/42		30	29,368
4.19%, 10/01/49		32	30,058
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49		3	3,054
CVS Health Corp.:
4.10%, 03/25/25		166	175,600
3.75%, 04/01/30		195	200,783
4.78%, 03/25/38		32	35,384
5.13%, 07/20/45		154	177,194
DaVita, Inc., 5.00%, 05/01/25		45	44,941
Encompass Health Corp.:
4.50%, 02/01/28		16	15,680
4.75%, 02/01/30		16	15,680
HCA, Inc.:
4.75%, 05/01/23		125	128,062
5.00%, 03/15/24		168	173,945
5.38%, 02/01/25		17	17,383
5.25%, 04/15/25		193	202,413
5.88%, 02/15/26		10	10,525
5.25%, 06/15/26		12	12,585
5.38%, 09/01/26		6	6,180
5.63%, 09/01/28		10	10,467
5.88%, 02/01/29		6	6,345
Humana, Inc., 4.88%, 04/01/30		40	42,887
Molina Healthcare, Inc., 5.38%, 11/15/22(e)		23	22,425

Security	Par (000)		Value

Health Care Providers & Services (continued)
Ochsner Clinic Foundation, 5.90%, 05/15/45	USD	21	$28,387
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		7	8,802
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		17	17,176
Select Medical Corp., 6.25%, 08/15/26(b)		18	18,000
Sutter Health, Series 2018, 3.70%, 08/15/28		40	41,973
Tenet Healthcare Corp.:
4.63%, 07/15/24		45	42,975
4.63%, 09/01/24(b)		18	17,240
5.13%, 05/01/25		87	83,085
4.88%, 01/01/26(b)		65	61,913
6.25%, 02/01/27(b)		98	95,550
5.13%, 11/01/27(b)		10	9,525
UnitedHealth Group, Inc.:
3.70%, 12/15/25		65	70,007
3.10%, 03/15/26		145	153,065
3.85%, 06/15/28		51	56,827
5.80%, 03/15/36		13	16,931
5.70%, 10/15/40		5	6,744
4.63%, 11/15/41		24	29,663
4.20%, 01/15/47		59	69,344
3.75%, 10/15/47		24	26,514

			2,936,666

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC(b):
5.00%, 10/15/25		90	85,949
3.88%, 01/15/28		5	4,750
Boyd Gaming Corp.:
6.38%, 04/01/26		22	19,030
6.00%, 08/15/26		20	17,200
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		53	38,277
Cedar Fair LP:
5.38%, 04/15/27		31	26,660
5.25%, 07/15/29(b)		31	26,195
Churchill Downs, Inc.(b):
5.50%, 04/01/27		41	38,649
4.75%, 01/15/28		19	16,530
Eldorado Resorts, Inc., 6.00%, 09/15/26		18	16,245
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26		37	34,780
4.88%, 01/15/30		6	5,100
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		28	26,040
4.88%, 04/01/27		20	19,000
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		24	20,880
McDonald’s Corp.:
3.70%, 02/15/42		14	14,494
4.88%, 12/09/45		12	14,014
4.45%, 09/01/48		75	83,114
3.63%, 09/01/49		88	88,787
MGM Resorts International:
5.75%, 06/15/25		4	3,580
4.63%, 09/01/26		3	2,551
5.50%, 04/15/27		4	3,640
NCL Corp. Ltd., 3.63%, 12/15/24(b)		4	2,551
Scientific Games International, Inc., 5.00%, 10/15/25(b)		34	29,580
Station Casinos LLC, 5.00%, 10/01/25(b)		18	14,991
Viking Cruises Ltd., 5.88%, 09/15/27(b)		28	16,383
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		15	13,050
Wynn Las Vegas LLC(b):
5.50%, 03/01/25		72	66,960

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
5.25%, 05/15/27	USD	36	$32,580
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		30	27,300

			808,860

Household Durables — 0.0%
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(b)		39	33,829
Century Communities, Inc., 6.75%, 06/01/27		16	13,558
Lennar Corp.:
4.75%, 04/01/21		12	11,880
4.13%, 01/15/22		14	13,895
4.50%, 04/30/24		17	16,660
4.75%, 05/30/25		3	2,865
4.75%, 11/29/27		6	5,985
Mattamy Group Corp.(b):
6.50%, 10/01/25		8	8,460
5.25%, 12/15/27		3	2,790
Newell Brands, Inc., 4.10%, 04/01/23(e)		27	27,404
PulteGroup, Inc.:
5.50%, 03/01/26		5	4,917
5.00%, 01/15/27		4	3,991
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		3	2,786
Tempur Sealy International, Inc., 5.50%, 06/15/26		39	34,131

			183,151

Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25		28	26,180

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 5.50%, 02/01/24		16	15,200

Industrial Conglomerates — 0.0%
General Electric Co.:
5.88%, 01/14/38		26	29,956
6.88%, 01/10/39		54	66,803
Honeywell International, Inc., 2.70%, 08/15/29		56	56,174

			152,933

Insurance — 0.2%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		5	6,672
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 6.45%, 02/12/23(a)(b)		25	23,656
Aon Corp.:
4.50%, 12/15/28		122	135,072
3.75%, 05/02/29		123	129,618
Aon plc, 4.25%, 12/12/42		9	9,102
Hartford Financial Services Group, Inc. (The):
4.30%, 04/15/43		15	15,551
3.60%, 08/19/49		10	9,200
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/23		35	36,405
3.50%, 06/03/24		138	140,965
MetLife, Inc., 4.72%, 12/15/44(e)		15	16,759
Principal Financial Group, Inc., 3.70%, 05/15/29		54	55,719
Travelers Cos., Inc. (The), 6.75%, 06/20/36		5	7,012
Trinity Acquisition plc, 4.40%, 03/15/26		20	20,835
Willis North America, Inc.:
3.60%, 05/15/24		16	16,511
3.88%, 09/15/49		5	5,151

			628,228

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.88%, 08/22/37		75	89,593
Expedia Group, Inc.:
3.80%, 02/15/28		30	25,932

Security		Par (000)	Value

Internet & Direct Marketing Retail (continued)
3.25%, 02/15/30	USD	110	$92,080

			207,605

IT Services — 0.3%
Fidelity National Information Services, Inc.:
3.00%, 08/15/26		44	44,358
3.75%, 05/21/29		31	33,704
Fiserv, Inc.:
3.85%, 06/01/25		20	21,089
3.20%, 07/01/26		215	222,067
3.50%, 07/01/29		128	133,144
Global Payments, Inc.:
3.80%, 04/01/21		20	20,125
3.75%, 06/01/23		25	25,820
4.00%, 06/01/23		4	4,143
4.80%, 04/01/26		42	41,791
IBM Credit LLC, 3.45%, 11/30/20		100	101,137
International Business Machines Corp.:
3.00%, 05/15/24		100	105,353
3.30%, 05/15/26		250	267,173
6.50%, 01/15/28		11	14,135
Mastercard, Inc.:
3.30%, 03/26/27		50	54,476
2.95%, 06/01/29		60	63,861
3.35%, 03/26/30		62	68,661
3.85%, 03/26/50		4	4,902
PayPal Holdings, Inc., 2.65%, 10/01/26		35	34,263
Visa, Inc.:
3.15%, 12/14/25		76	82,776
2.70%, 04/15/40		37	36,728

			1,379,706

Leisure Products — 0.0%
Hasbro, Inc.:
2.60%, 11/19/22		40	39,472
3.90%, 11/19/29		15	13,385

			52,857

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.88%, 07/15/23		9	9,284
3.05%, 09/22/26		115	120,929
2.75%, 09/15/29		20	19,345
Avantor, Inc., 6.00%, 10/01/24(b)		12	12,572
Charles River Laboratories International, Inc.(b):
5.50%, 04/01/26		12	12,360
4.25%, 05/01/28		3	2,892
Thermo Fisher Scientific, Inc., 4.50%, 03/25/30		64	71,945

			249,327

Machinery — 0.1%
CNH Industrial Capital LLC, 4.38%, 11/06/20		140	138,682
Colfax Corp., 6.00%, 02/15/24(b)		20	19,300
Otis Worldwide Corp., 2.06%, 04/05/25(b)		51	49,844
Parker-Hannifin Corp., 3.25%, 06/14/29		41	41,328
Terex Corp., 5.63%, 02/01/25(b)		38	35,724

			284,878

Media — 0.7%
AMC Networks, Inc.:
5.00%, 04/01/24		30	28,800
4.75%, 08/01/25		24	23,340
Charter Communications Operating LLC:
Series USD, 4.50%, 02/01/24		105	108,188
4.91%, 07/23/25		136	144,377
4.20%, 03/15/28		9	9,204
6.38%, 10/23/35		53	62,907
6.48%, 10/23/45		152	183,361

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
5.75%, 04/01/48	USD	89	$100,916
4.80%, 03/01/50		95	98,854
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)		41	38,796
Comcast Corp.:
3.15%, 03/01/26		180	188,630
2.35%, 01/15/27		15	14,895
3.15%, 02/15/28		36	37,632
4.15%, 10/15/28		217	243,651
3.40%, 04/01/30		135	146,326
3.20%, 07/15/36		84	87,750
3.75%, 04/01/40		18	20,320
3.97%, 11/01/47		9	10,236
4.70%, 10/15/48		94	121,777
4.00%, 11/01/49		52	61,335
4.95%, 10/15/58		2	2,707
Cox Communications, Inc.(b):
3.15%, 08/15/24		224	228,639
3.35%, 09/15/26		2	2,018
Diamond Sports Group LLC(b):
5.38%, 08/15/26		20	16,250
6.63%, 08/15/27		60	40,125
Discovery Communications LLC:
5.00%, 09/20/37		41	39,823
4.95%, 05/15/42		15	14,283
4.88%, 04/01/43		44	41,141
5.20%, 09/20/47		39	39,295
Fox Corp., 3.05%, 04/07/25		4	3,994
Gray Television, Inc.(b):
5.88%, 07/15/26		23	22,144
7.00%, 05/15/27		25	24,875
iHeartCommunications, Inc.:
6.38%, 05/01/26		27	25,549
5.25%, 08/15/27(b)		23	20,125
4.75%, 01/15/28(b)		3	2,700
Lamar Media Corp.:
5.75%, 02/01/26		21	21,315
3.75%, 02/15/28(b)		4	3,750
Meredith Corp., 6.88%, 02/01/26		41	35,969
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)		37	36,168
Outfront Media Capital LLC(b):
5.00%, 08/15/27		42	38,640
4.63%, 03/15/30		3	2,670
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24		45	45,672
5.38%, 04/15/25		24	24,240
5.38%, 07/15/26		24	24,478
5.00%, 08/01/27		47	47,700
5.50%, 07/01/29		39	39,780
TEGNA, Inc.(b):
4.63%, 03/15/28		6	5,272
5.00%, 09/15/29		7	6,320
Time Warner Cable LLC:
4.13%, 02/15/21		63	63,186
6.55%, 05/01/37		24	26,924
4.50%, 09/15/42		9	8,451
ViacomCBS, Inc.:
6.88%, 04/30/36		31	34,918
4.38%, 03/15/43		45	39,880
5.85%, 09/01/43		12	12,295

			2,772,591

Metals & Mining — 0.1%
ArcelorMittal SA:
3.60%, 07/16/24		46	41,928
6.13%, 06/01/25		2	1,980

Security		Par (000)	Value

Metals & Mining (continued)
4.55%, 03/11/26	USD	29	$26,007
FMG Resources August 2006 Pty. Ltd.(b):
4.75%, 05/15/22		23	22,914
5.13%, 03/15/23		15	14,700
5.13%, 05/15/24		23	22,655
4.50%, 09/15/27		4	3,560
Freeport-McMoRan, Inc.:
5.00%, 09/01/27		4	3,714
5.25%, 09/01/29		4	3,769
Newmont Corp.:
2.80%, 10/01/29		48	44,624
2.25%, 10/01/30		14	13,008
Nucor Corp., 3.95%, 05/01/28		63	62,007
Steel Dynamics, Inc., 3.45%, 04/15/30		26	23,529
Teck Resources Ltd., 6.13%, 10/01/35		27	24,790

			309,185

Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28		50	53,968
3.25%, 03/15/50		40	40,018
Consumers Energy Co.:
4.05%, 05/15/48		15	17,317
3.75%, 02/15/50		92	99,549
3.10%, 08/15/50		20	19,473
3.50%, 08/01/51		35	38,000

			268,325

Oil, Gas & Consumable Fuels — 0.8%
Boardwalk Pipelines LP, 4.80%, 05/03/29		15	11,302
BP Capital Markets America, Inc.:
3.79%, 02/06/24		82	84,063
3.80%, 09/21/25		36	36,838
3.41%, 02/11/26		18	17,985
3.12%, 05/04/26		17	17,114
BP Capital Markets plc:
3.81%, 02/10/24		11	11,094
3.28%, 09/19/27		16	16,090
Buckeye Partners LP, 3.95%, 12/01/26		4	3,279
Cameron LNG LLC(b):
3.30%, 01/15/35		80	69,236
3.40%, 01/15/38		100	78,173
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25		149	124,806
5.13%, 06/30/27		163	144,762
Cheniere Energy Partners LP:
5.25%, 10/01/25		21	19,320
5.63%, 10/01/26		16	14,720
4.50%, 10/01/29(b)		10	8,700
Citgo Holding, Inc., 9.25%, 08/01/24(b)		34	27,710
Concho Resources, Inc., 3.75%, 10/01/27		74	62,759
CrownRock LP, 5.63%, 10/15/25(b)		17	8,840
DCP Midstream Operating LP:
5.38%, 07/15/25		5	3,414
5.13%, 05/15/29		4	2,520
Diamondback Energy, Inc., 3.50%, 12/01/29		130	88,390
Enbridge, Inc., 2.90%, 07/15/22		28	25,310
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		7	4,831
5.75%, 01/30/28		14	9,520
Energy Transfer Operating LP:
6.50%, 02/01/42		59	53,721
5.15%, 03/15/45		10	7,732
5.30%, 04/15/47		25	18,997
6.00%, 06/15/48		10	8,388
6.25%, 04/15/49		11	9,427

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP, 5.00%, 10/01/22	USD	40	$36,425
Enterprise Products Operating LLC:
Series D, 6.88%, 03/01/33		9	10,354
Series H, 6.65%, 10/15/34		5	5,792
4.45%, 02/15/43		22	20,781
5.10%, 02/15/45		25	24,582
EOG Resources, Inc., 4.15%, 01/15/26		10	10,235
Exxon Mobil Corp.:
3.04%, 03/01/26		52	54,973
2.28%, 08/16/26		47	47,841
Kinder Morgan Energy Partners LP, 6.38%, 03/01/41		28	28,151
Kinder Morgan, Inc.:
5.30%, 12/01/34		79	76,047
5.55%, 06/01/45		3	3,058
Marathon Petroleum Corp.:
4.75%, 09/15/44		12	9,123
5.85%, 12/15/45		25	20,726
Matador Resources Co., 5.88%, 09/15/26		7	2,051
MPLX LP:
4.13%, 03/01/27		199	169,567
4.25%, 12/01/27(b)		30	24,232
NGPL PipeCo LLC(b):
4.38%, 08/15/22		18	17,179
7.77%, 12/15/37		16	15,928
Northwest Pipeline LLC, 4.00%, 04/01/27		135	133,834
Occidental Petroleum Corp., 0.00%, 10/10/36(k)		180	69,750
Parsley Energy LLC(b):
5.38%, 01/15/25		14	10,815
5.63%, 10/15/27		16	11,280
PDC Energy, Inc., 5.75%, 05/15/26		4	2,240
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23(e)		100	93,050
5.63%, 03/01/25		402	368,992
5.88%, 06/30/26		74	66,955
4.20%, 03/15/28		66	56,631
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		5	2,787
SM Energy Co.:
5.63%, 06/01/25		3	818
6.75%, 09/15/26		3	900
6.63%, 01/15/27		3	873
Suncor Energy, Inc.:
6.80%, 05/15/38		31	32,220
6.50%, 06/15/38		2	2,051
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45		4	3,137
Sunoco LP:
4.88%, 01/15/23		13	12,415
5.50%, 02/15/26		11	9,518
6.00%, 04/15/27		9	7,740
Targa Resources Partners LP:
6.75%, 03/15/24		13	11,440
5.13%, 02/01/25		15	12,786
5.88%, 04/15/26		30	24,900
5.38%, 02/01/27		15	12,345
6.50%, 07/15/27		24	20,460
5.00%, 01/15/28		5	4,030
6.88%, 01/15/29		24	19,320
5.50%, 03/01/30(b)		6	4,635
Texas Eastern Transmission LP(b):
3.50%, 01/15/28		70	64,163
4.15%, 01/15/48		30	25,151
Total Capital International SA:
2.75%, 06/19/21		10	10,083

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
3.70%, 01/15/24	USD	25	$26,151
3.75%, 04/10/24		30	31,458
2.43%, 01/10/25		65	65,017
TransCanada PipeLines Ltd.:
4.88%, 01/15/26		17	18,580
4.63%, 03/01/34		34	32,643
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		56	63,758
4.00%, 03/15/28		80	71,815
4.60%, 03/15/48		30	29,737
Valero Energy Corp., 3.40%, 09/15/26		61	54,723
Western Midstream Operating LP:
4.00%, 07/01/22		83	53,521
(LIBOR USD 3 Month + 0.85%), 2.70%, 01/13/23(a)		15	7,913
Williams Cos., Inc. (The):
Series A, 7.50%, 01/15/31		20	23,239
4.85%, 03/01/48		19	17,714
WPX Energy, Inc.:
5.75%, 06/01/26		15	8,550
5.25%, 10/15/27		4	2,200
4.50%, 01/15/30		6	3,258

			3,171,682

Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		50	50,478
3.73%, 07/15/23(b)		60	63,082
3.60%, 03/01/25(b)		10	10,564
7.38%, 12/01/25		37	46,780
7.75%, 11/15/29		20	28,516

			199,420

Pharmaceuticals — 0.5%
Allergan Funding SCS:
3.80%, 03/15/25		136	139,243
4.55%, 03/15/35		77	84,689
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		46	48,613
8.50%, 01/31/27		53	55,385
Bausch Health Cos., Inc.(b):
5.50%, 11/01/25		44	44,453
9.00%, 12/15/25		46	48,493
5.75%, 08/15/27		9	9,267
7.00%, 01/15/28		23	23,607
7.25%, 05/30/29		23	23,869
Bristol-Myers Squibb Co.(b):
3.95%, 10/15/20		10	10,098
2.25%, 08/15/21		10	10,059
3.25%, 08/15/22		60	62,298
3.55%, 08/15/22		129	135,982
2.75%, 02/15/23		170	175,757
3.20%, 06/15/26		202	214,442
3.90%, 02/20/28		33	36,676
Elanco Animal Health, Inc.(e):
4.66%, 08/27/21		12	11,939
5.02%, 08/28/23		23	23,266
5.65%, 08/28/28		5	5,272
GlaxoSmithKline Capital plc, 3.38%, 06/01/29		12	12,950
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		105	117,942
Merck & Co., Inc., 3.40%, 03/07/29		65	70,808
Novartis Capital Corp.:
3.40%, 05/06/24		50	53,550
2.20%, 08/14/30		39	39,921
Pfizer, Inc.:
3.00%, 06/15/23		5	5,095

16

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
3.45%, 03/15/29	USD	86	$94,629
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23		120	120,872
3.20%, 09/23/26		113	114,309
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		200	227,994
Wyeth LLC, 5.95%, 04/01/37		65	92,113

			2,113,591

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		30	29,025

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
6.15%, 05/01/37		28	36,476
5.75%, 05/01/40		3	3,820
5.05%, 03/01/41		10	12,020
5.40%, 06/01/41		2	2,519
4.95%, 09/15/41		4	4,864
4.40%, 03/15/42		13	14,759
Canadian Pacific Railway Co., 2.05%, 03/05/30		14	13,015
CSX Corp.:
4.25%, 03/15/29		75	84,067
4.30%, 03/01/48		99	108,498
4.25%, 11/01/66		25	24,880
Norfolk Southern Corp.:
3.65%, 08/01/25		20	20,652
2.90%, 06/15/26		80	81,640
4.84%, 10/01/41		10	11,698
3.40%, 11/01/49		44	42,697
4.05%, 08/15/52		44	47,237
Ryder System, Inc., 3.75%, 06/09/23		6	6,023
Union Pacific Corp.:
3.15%, 03/01/24		6	6,237
2.75%, 03/01/26		58	58,382
2.15%, 02/05/27		46	44,922
3.38%, 02/01/35		26	26,724
3.60%, 09/15/37		32	33,047
3.95%, 08/15/59		53	56,113
3.84%, 03/20/60(b)		63	65,754
3.75%, 02/05/70		44	45,378

			851,422

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc., 3.50%, 12/05/26		19	19,215
Applied Materials, Inc.:
5.10%, 10/01/35		8	10,764
4.35%, 04/01/47		12	15,304
Broadcom Corp., 3.88%, 01/15/27		283	270,369
KLA Corp.:
4.10%, 03/15/29		78	81,932
3.30%, 03/01/50		186	174,260
Lam Research Corp.:
3.75%, 03/15/26		116	123,045
4.88%, 03/15/49		31	39,981
NVIDIA Corp.:
3.20%, 09/16/26		159	177,028
2.85%, 04/01/30		45	46,963
3.50%, 04/01/50		48	52,192
3.70%, 04/01/60		23	25,709
NXP BV, 4.30%, 06/18/29(b)		44	45,090
QUALCOMM, Inc.:
4.80%, 05/20/45		20	26,131
4.30%, 05/20/47		37	44,399

			1,152,382

Security		Par (000)	Value

Software — 0.3%
Autodesk, Inc., 3.50%, 06/15/27	USD	138	$141,893
Microsoft Corp.:
3.50%, 02/12/35		139	163,463
4.20%, 11/03/35		39	48,567
3.45%, 08/08/36		43	47,907
3.75%, 05/01/43		16	18,623
3.70%, 08/08/46		22	26,410
Oracle Corp.:
2.65%, 07/15/26		110	112,265
3.90%, 05/15/35		121	130,811
3.85%, 07/15/36		36	37,852
3.80%, 11/15/37		26	26,784
3.60%, 04/01/40		101	101,010
5.38%, 07/15/40		11	14,693
3.60%, 04/01/50		202	202,005

			1,072,283
Specialty Retail — 0.0%
Home Depot, Inc. (The):
3.90%, 12/06/28		33	36,763
2.95%, 06/15/29		66	68,413
3.35%, 04/15/50		13	13,582
Lowe’s Cos., Inc., 4.05%, 05/03/47		52	51,484

			170,242

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
3.85%, 05/04/43		87	103,418
4.25%, 02/09/47		28	35,829
Dell International LLC(b):
6.02%, 06/15/26		16	16,513
4.90%, 10/01/26		60	59,052
8.10%, 07/15/36		60	68,941
Hewlett Packard Enterprise Co., 6.35%, 10/15/45(e)		17	20,175
HP, Inc., 6.00%, 09/15/41		15	16,151
Seagate HDD Cayman, 4.25%, 03/01/22		8	8,017

			328,096

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.(b):
4.63%, 05/15/24		29	28,710
4.88%, 05/15/26		6	5,881
NIKE, Inc., 3.38%, 03/27/50		25	27,273
Under Armour, Inc., 3.25%, 06/15/26		4	3,391
William Carter Co. (The), 5.63%, 03/15/27(b)		15	14,512

			79,767

Thrifts & Mortgage Finance — 0.0%(b)
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23		32	31,289
9.13%, 07/15/26		25	22,625
Quicken Loans, Inc.:
5.75%, 05/01/25		30	29,850
5.25%, 01/15/28		31	30,312

			114,076

Tobacco — 0.2%
Altria Group, Inc.:
3.80%, 02/14/24		81	82,101
4.40%, 02/14/26		130	136,803
4.80%, 02/14/29		80	83,261
5.80%, 02/14/39		113	123,703
BAT Capital Corp.:
3.22%, 08/15/24		40	38,492
2.79%, 09/06/24		117	113,111
3.22%, 09/06/26		10	9,509
4.70%, 04/02/27		70	71,132

17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Tobacco (continued)
4.91%, 04/02/30	USD	55	$56,341
4.54%, 08/15/47		44	40,046
Philip Morris International, Inc., 2.88%, 05/01/24		82	83,530
Reynolds American, Inc., 5.85%, 08/15/45		100	107,415

			945,444

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		39	35,197
H&E Equipment Services, Inc., 5.63%, 09/01/25		61	56,578
HD Supply, Inc., 5.38%, 10/15/26(b)		18	17,498
Herc Holdings, Inc., 5.50%, 07/15/27(b)		39	36,270
United Rentals North America, Inc.:
4.63%, 10/15/25		23	22,080
5.88%, 09/15/26		31	31,397
6.50%, 12/15/26		36	36,540
5.50%, 05/15/27		31	31,287
3.88%, 11/15/27		5	4,725
4.88%, 01/15/28		52	50,440
5.25%, 01/15/30		5	4,998

			327,010

Wireless Telecommunication Services — 0.1%
Sprint Corp.:
7.63%, 02/15/25		53	58,565
7.63%, 03/01/26		53	59,985
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)(e)		105	104,848
Vodafone Group plc:
3.75%, 01/16/24		56	58,299
4.13%, 05/30/25		5	5,324
5.00%, 05/30/38		34	36,721
4.38%, 02/19/43		25	25,785
5.25%, 05/30/48		104	125,341

			474,868

Total Corporate Bonds — 12.9% (Cost: $55,904,305)			54,598,309

Floating Rate Loan Interests — 0.0%(l)

Consumer Finance — 0.0%
Credito Realsab de CV., Term Loan, (LIBOR USD 6 Month + 3.75%), 5.45%, 11/06/21(c)		10	10,000

Total Floating Rate Loan Interests — 0.0% (Cost: $10,000)			10,000

Foreign Agency Obligations — 0.1%

Colombia — 0.0%
Ecopetrol SA, 7.38%, 09/18/43		44	43,599

Mexico — 0.1%
Petroleos Mexicanos:
5.50%, 01/21/21		10	9,623
6.50%, 03/13/27		259	190,405
6.63%, 06/15/35		45	30,106
7.69%, 01/23/50(b)		200	136,000
6.95%, 01/28/60(b)		100	67,500

			433,634

Total Foreign Agency Obligations — 0.1% (Cost: $697,822)			477,233

Security		Par (000)	Value

Foreign Government Obligations — 0.8%

Argentina — 0.0%
Argentine Republic:
5.88%, 01/11/28	USD	62	$17,360
7.13%, 07/06/36		150	39,281
6.88%, 01/11/48		70	18,616

			75,257

Colombia — 0.1%
Republic of Colombia, 3.88%, 04/25/27		340	334,794
Titulos de Tesoreria, 7.25%, 10/18/34	COP	66,900	16,282

			351,076

Egypt — 0.0%
Arab Republic of Egypt:
15.90%, 07/02/24	EGP	170	11,167
16.10%, 05/07/29		1,492	99,354

			110,521

Hungary — 0.0%
Hungary Government Bond, 5.38%, 03/25/24	USD	140	154,612

Indonesia — 0.1%
Republic of Indonesia:
4.45%, 02/11/24		200	206,000
6.63%, 05/15/33	IDR	328,000	17,385
7.50%, 06/15/35		1,831,000	105,190
8.38%, 04/15/39		2,544,000	154,340

			482,915

Mexico — 0.1%
United Mexican States, 4.15%, 03/28/27	USD	602	612,911

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28		200	214,438

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		179	201,655

Philippines — 0.1%
Republic of Philippines, 3.00%, 02/01/28		260	270,873

Russia — 0.1%
Russian Federation:
4.38%, 03/21/29		200	214,000
8.50%, 09/17/31	RUB	14,792	214,403

			428,403

Ukraine — 0.1%
Ukraine Government Bond, 9.75%, 11/01/28	USD	200	194,813

Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27		90	96,947
5.10%, 06/18/50		30	34,191

			131,138

Total Foreign Government Obligations — 0.8% (Cost: $3,504,890)			3,228,612

		Shares

Investment Companies — 1.1%
BlackRock Allocation Target Shares, Series A*		524,998	4,751,233

Total Investment Companies — 1.1% (Cost: $5,310,000)			4,751,233

18

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds — 1.9%

American Municipal Power, Inc. (Combined Hydroelectric Project): Series 2010B, RB, 7.83%, 02/15/41	USD	20	$30,631
Series 2009B, RB, 6.45%, 02/15/44		15	20,861
Series 2010B, RB, 8.08%, 02/15/50		30	50,101
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.09%, 04/01/20(m)		40	36,785
Bay Area Toll Authority:
Series 2010S-1, RB, 6.92%, 04/01/40		80	117,609
Series 2010S-1, RB, 7.04%, 04/01/50		110	180,917
Berks County Industrial Development Authority (Tower Health Project), Series 2017, RB, 5.00%, 11/01/47		20	21,908
California Health Facilities Financing Authority (Cedars- Sinai Medical Center):
Series 2019, RB, 2.93%, 06/01/32		10	9,770
Series 2016A, RB, 5.00%, 08/15/33		20	24,062
Series 2017A, RB, 5.00%, 08/15/47		20	22,563
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		40	60,713
California State University, Series 2020B, RB, 2.98%, 11/01/51		110	106,929
Canaveral Port Authority:
Series 2018A, RB, 5.00%, 06/01/45		30	34,006
Series 2018B, RB, 5.00%, 06/01/48		30	34,457
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		20	23,146
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project), Series 2016, RB, 5.00%, 07/01/51		10	11,095
City of Atlanta, Series 2015, RB, 5.00%, 11/01/40		10	11,589
City of New York:
Series 2019A, Sub-Series A-3, GO, 2.85%, 08/01/31		70	67,347
Series 2019A, Sub-Series A-3, GO, 2.90%, 08/01/32		115	113,065
Series 2010F-1, GO, 6.27%, 12/01/37		25	32,907
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		25	39,287
City of San Antonio Electric & Gas Systems, Series 2010A, RB, 5.81%, 02/01/41		45	62,212
Colorado Health Facilities Authority (Catholic Health Initiatives):
Series 2011A, RB, 5.25%, 02/01/31(n)		10	10,336
Series 2019A-2, RB, 5.00%, 08/01/44		40	43,013
Commonwealth Financing Authority:
Series 2018A, RB, 3.86%, 06/01/38		15	17,064
Series 2016A, RB, 4.14%, 06/01/38		30	36,787
Series 2019A, RB, 3.81%, 06/01/41		205	240,305
Commonwealth of Massachusetts, Series 2009E, GO, 5.46%, 12/01/39		5	6,583
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.):
Series 2015F, RB, 5.00%, 07/01/45		30	33,462
Series 2015L, RB, 5.00%, 07/01/45		40	45,730
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		25	34,118
County of Broward Airport System:
Series 2019C, RB, 2.81%, 10/01/31		20	20,249
Series 2019C, RB, 2.91%, 10/01/32		15	15,276

Security	Par (000)		Value

Municipal Bonds (continued)

County of Miami-Dade:
Series 2017D, RB, 3.35%, 10/01/29	USD	10	$10,764
Series 2019E, RB, 2.53%, 10/01/30		70	71,208
Series 2017D, RB, 3.45%, 10/01/30		15	16,177
Series 2017D, RB, 3.50%, 10/01/31		15	16,164
Series 2018C, RB, 4.06%, 10/01/31		20	22,024
Series 2015A, RB, 5.00%, 10/01/38		45	49,871
Series 2017B, RB, 5.00%, 10/01/40		20	22,457
Dallas Area Rapid Transit:
Series 2016A, RB, 5.00%, 12/01/41		30	35,185
Series 2016A, RB, 5.00%, 12/01/46		40	46,596
Dallas/Fort Worth International Airport, Series 2019A-2, RB, 3.14%, 11/01/45		30	29,644
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		20	22,857
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		50	55,942
Foothill-Eastern Transportation Corridor Agency, Series 2019A, RB, 4.09%, 01/15/49		15	14,859
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	17,814
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		5	6,002
Health & Educational Facilities Authority (Saint Luke’s Health System, Inc.):
Series 2016, RB, 5.00%, 11/15/29		15	17,655
Series 2020A, RB, 3.23%, 05/15/50(o)		30	31,010
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47		20	22,849
Indiana Finance Authority (CWA Authority Project), Series 2015A, RB, 5.00%, 10/01/45		40	45,717
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		10	10,605
JobsOhio Beverage System, Series 2020B, RB, 2.83%, 01/01/38		55	53,611
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		20	22,764
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		50	77,630
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		60	81,481
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		20	23,100
Maryland Health & Higher Educational Facilities Authority:
Series 2015, RB, 5.00%, 08/15/25		20	22,925
Series 2015, RB, 5.00%, 08/15/27		20	22,881
Massachusetts Bay Transportation Authority, Series 2005A, RB, 5.00%, 07/01/31		10	13,498
Massachusetts Development Finance Agency (Partners Healthcare System Issue):
Series 2018J-2, RB, 5.00%, 07/01/43		30	34,514
Series 2016Q, RB, 5.00%, 07/01/47		20	22,739
Series 2018J-2, RB, 5.00%, 07/01/48		30	34,319
Massachusetts Housing Finance Agency:
Series 2014B, RB, 4.50%, 12/01/39		10	10,386
Series 2014B, RB, 4.60%, 12/01/44		10	10,592
Series 2015A, RB, 4.50%, 12/01/48		10	10,462
Massachusetts School Building Authority:
Series 2019B, RB, 2.87%, 10/15/31		80	81,864

19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2019B, RB, 2.97%, 10/15/32	USD	45	$46,004
Massachusetts Water Resources Authority,
Series 2016C, RB, 5.00%, 08/01/40		10	11,794
Metropolitan Atlanta Rapid Transit Authority,
Series 2015A, RB, 5.00%, 07/01/41		40	46,750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center):
Series 2016A, RB, 5.00%, 07/01/40		10	11,059
Series 2016A, RB, 5.00%, 07/01/46		30	32,802
Metropolitan Transportation Authority:
Series 2009C, RB, 7.34%, 11/15/39		170	241,975
Series 2019C, RB, 5.00%, 11/15/41		20	24,059
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46		30	41,409
Michigan Finance Authority (Henry Ford Health System):
Series 2016, RB, 5.00%, 11/15/28		20	23,306
Series 2016, RB, 5.00%, 11/15/41		20	22,633
Series 2017A-MI, RB, 5.00%, 12/01/47(n)		60	65,963
Michigan State Housing Development Authority:
Series 2018B, RB, 3.55%, 10/01/33		10	10,724
Series 2018A, RB, 4.00%, 10/01/43		10	10,701
Series 2018A, RB, 4.05%, 10/01/48		10	10,710
Series 2018A, RB, 4.15%, 10/01/53		30	32,161
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.),
Series 2016A, RB, 5.00%, 09/01/46		30	32,666
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		45	59,470
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47		20	23,028
New Jersey Transportation Trust Fund Authority:
Series 2010C, RB, 5.75%, 12/15/28		45	52,985
Series 2019B, RB, 4.13%, 06/15/42		30	29,476
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		66	96,260
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		20	21,679
New York City Housing Development Corp.:
Series 2018C-1-A, RB, 3.70%, 11/01/38		10	10,579
Series 2018C-1-B, RB, 3.85%, 11/01/43		40	42,197
Series 2018C-1-A, RB, 4.00%, 11/01/53		40	42,576
New York City Transitional Finance Authority Future Tax Secured:
Series 2018, Sub-Series C-4, RB,
3.55%, 05/01/25		65	69,822
Series 2014A, Sub-Series A-2, RB,
3.75%, 11/01/25		50	52,988
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27		70	73,434
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30		80	83,836
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31		70	75,624
New York City Water & Sewer System:
Series 2010AA, RB, 5.75%, 06/15/41		10	14,172
Series 2020AA, RB, 5.38%, 06/15/43(n)		145	149,659
Series 2020AA, RB, 5.38%, 06/15/43		70	71,916
Series 2011AA, RB, 5.44%, 06/15/43		40	55,051

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2011EE, RB, 5.50%, 06/15/43(n)	USD	75	$77,426
Series 2011CC, RB, 5.88%, 06/15/44		50	72,790
New York Convention Center Development Corp., Series 2015, RB, 5.00%, 11/15/40		20	22,485
New York State Dormitory Authority:
Series 2010H, RB, 5.39%, 03/15/40		50	65,419
Series 2019F, RB, 3.19%, 02/15/43		50	50,423
Series 2019B, RB, 3.14%, 07/01/43		35	35,462
New York State Urban Development Corp.:
Series 2019B, RB, 2.35%, 03/15/27		70	70,218
Series 2017D, RB, 3.32%, 03/15/29		55	58,118
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project):
Series 2016A, RB, 5.00%, 07/01/46		20	20,315
Series 2016A, RB, 5.25%, 01/01/50		130	134,992
Orange County Local Transportation Authority,
Series 2010A, RB, 6.91%, 02/15/41		75	113,926
Oregon School Boards Association:
Series 2005A, GO, 4.76%, 06/30/28		90	94,115
Series 2002B, GO, 5.55%, 06/30/28		95	106,195
Series 2003B, GO, 5.68%, 06/30/28		70	85,474
Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement Project (The)), Series 2015, RB, 5.00%, 12/31/38		25	27,362
Pennsylvania Turnpike Commission, Series 2016A-1, RB, 5.00%, 12/01/46		20	22,739
Port Authority of New York & New Jersey:
Series 181, RB, 4.96%, 08/01/46		15	17,535
Series 174, RB, 4.46%, 10/01/62		50	55,178
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		10	11,084
Regents of the University of California Medical Center Pooled, Series 2009F, RB, 6.58%, 05/15/49		55	78,017
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		20	22,183
Rutgers The State University of New Jersey,
Series 2019R, RB, 3.27%, 05/01/43		50	49,649
Sacramento County Sanitation Districts Financing Authority, Series 2035B, RB, VRDN, 1.59%, 06/01/20(m)		110	103,754
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45		80	92,526
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		20	23,262
San Diego Public Facilities Financing Authority,
Series 2016A, RB, 5.00%, 05/15/39		25	29,843
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 3.18%, 08/01/26		25	25,716
South Carolina Public Service Authority, Series 2016D, RB, 2.39%, 12/01/23		66	67,022
State of California:
Series 2019, GO, 2.65%, 04/01/26		135	140,871
Series 2009, GO, 7.50%, 04/01/34		35	53,477
Series 2018, GO, 4.60%, 04/01/38		165	180,010
Series 2009, GO, 7.55%, 04/01/39		30	49,081
Series 2009, GO, 7.30%, 10/01/39		40	61,786
Series 2009, GO, 7.35%, 11/01/39		120	188,294
State of Connecticut:
Series 2017A, GO, 3.31%, 01/15/26		65	69,628
Series 2008A, GO, 5.85%, 03/15/32		70	86,153

20

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
State of Illinois, Series 2003, GO, 5.10%, 06/01/33	USD	175	$174,200
State of New York, Series 2019B, GO, 2.80%, 02/15/32		60	59,465
State of Oregon, Series 2003, GO, 5.89%, 06/01/27		105	122,529
State of Texas, Series 2009A, GO, 5.52%, 04/01/39		115	156,104
State of Washington:
Series 2016A-1, GO, 5.00%, 08/01/40		40	46,690
Series 2018B, GO, 5.00%, 08/01/40		20	24,223
Tennessee Housing Development Agency (Residential Finance Program):
Series 2018-3, RB, 3.75%, 07/01/38		10	10,737
Series 2018-3, RB, 3.85%, 07/01/43		10	10,688
Series 2018-3, RB, 3.95%, 01/01/49		5	5,321
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		30	31,564
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		5	5,544
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC Share 288 Toll Lanes Project):
Series 2016, RB, 5.00%, 12/31/55		25	26,460
Series 2019, RB, 5.00%, 06/30/58		40	42,668
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		55	52,992
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		20	20,933
University of California:
Series 2019BD, RB, 3.35%, 07/01/29		100	108,723
Series 2013AJ, RB, 4.60%, 05/15/31		50	58,310
Series 2009R, RB, 5.77%, 05/15/43		5	6,577
Series 2012AD, RB, 4.86%, 05/15/12		50	66,548
Virginia Small Business Financing Authority (Transform 66 P3 Project):
Series 2017, RB, 5.00%, 12/31/52		30	30,353
Series 2017, RB, 5.00%, 12/31/56		30	30,248
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group):
Series 2016A, RB, 5.00%, 06/01/20		20	20,105
Series 2016A, RB, 5.00%, 06/01/21		20	20,743
Series 2016A, RB, 5.00%, 06/01/22		20	21,354
Series 2016A, RB, 5.00%, 06/01/23		20	21,935
Series 2016A, RB, 5.00%, 06/01/24		20	22,479

Total Municipal Bonds — 1.9% (Cost: $7,716,770)			8,052,538

Non-Agency Mortgage-Backed Securities — 1.8%

Collateralized Mortgage Obligations — 0.7%
Alternative Loan Trust:
Series 2005-22T1, Class A1,
1.30%, 06/25/35(d)		57	39,294
Series 2005-72, Class A3, 1.55%, 01/25/36(d)		21	17,317
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		24	16,840
Series 2006-OA21, Class A1, 0.96%, 03/20/47(d)		818	592,219
Series 2006-OA9, Class 2A1B, 0.97%, 07/20/46(d)		127	85,271
Series 2006-OC10, Class 2A3, 1.18%, 11/25/36(d)		23	14,765

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2007-OA3, Class 1A1, 1.09%, 04/25/47(d)	USD	35	$28,659
Series 2007-OA3, Class 2A2, 1.13%, 04/25/47(d)		22	4,267
Series 2007-OA8, Class 2A1, 1.13%, 06/25/47(d)		23	15,624
Series 2007-OH2, Class A2A, 1.19%, 08/25/47(d)		11	8,611
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 2.91%, 10/25/46(d)		63	45,084
APS Resecuritization Trust(b)(d):
Series 2016-1, Class 1MZ, 4.21%, 07/31/57		125	41,785
Series 2016-3, Class 3A, 3.80%, 09/27/46		93	88,684
Series 2016-3, Class 4A, 3.55%, 04/27/47		34	32,634
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 05/01/33(b)(d)		146	135,568
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, 1.23%, 08/25/36(d)		42	39,631
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37		349	225,736
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1,
2.93%, 04/25/46(d)		62	25,224
Series 2007-15, Class 2A2, 6.50%, 09/25/37		91	55,032
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38		39	31,358
Credit Suisse Mortgage Capital Certificates(b):
Series 2009-12R, Class 3A1,
6.50%, 10/27/37		109	55,835
Series 2019-RPL4, Class A1,
3.55%, 08/26/58		112	116,554
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 2.30%, 11/25/35(d)		20	3,993
CSMC Mortgage-Backed Trust, Series 2007-5, Class 1A11, 7.00%, 08/25/37(d)		28	19,983
CSMC Trust(b)(d):
Series 2009-5R, Class 4A4,
4.01%, 06/25/36		24	19,325
Series 2018-RPL8, Class A1,
4.12%, 07/25/58		131	120,831
Series 2019-JR1, Class A1, 4.10%, 09/27/66		472	467,992
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 1.12%, 08/25/47(d)		125	74,680
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, 2.11%, 01/27/37(b)(d)		2	1,882
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, 3.97%, 03/25/36(d)		9	7,977
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37		4	4,014
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.61%, 09/25/37(d)		35	21,744
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, 1.16%, 03/25/37(d)		51	42,631
JPMorgan Mortgage Trust, Series 2017-3,
Class 1A6, 3.00%, 08/25/47(b)(d)		177	175,498
MCM Trust(b):
Series 2018-NPL1, Class A,
4.00%, 05/28/58		110	110,811
Series 2018-NPL2, Class A,
4.00%, 10/25/28(c)(e)		68	68,675
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57(b)(d)		81	82,152

21

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 1.37%, 06/25/37(d)	USD	7	$4,798
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 4.75%, 07/25/56(b)(d)		30	25,992
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.86%, 04/25/36(d)		13	9,094
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 1.14%, 06/25/36(d)		18	14,309
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		78	70,108
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)		68	57,484

			3,119,965

Commercial Mortgage-Backed Securities — 1.0%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, 2.82%, 09/15/34(b)(d)		100	84,485
BAMLL Commercial Mortgage Securities Trust(b)(d):
Series 2015-200P, Class F, 3.60%, 04/14/33		100	73,136
Series 2018-DSNY, Class D, 2.40%, 09/15/34		100	78,294
Bayview Commercial Asset Trust(b)(d):
Series 2005-4A, Class A1, 1.25%, 01/25/36		24	20,825
Series 2005-4A, Class M1, 1.40%, 01/25/36		18	15,664
Series 2006-1A, Class A2, 1.31%, 04/25/36		11	8,301
Series 2006-3A, Class A1, 1.20%, 10/25/36		16	13,477
Series 2006-3A, Class A2, 1.25%, 10/25/36		16	13,307
Series 2006-4A, Class A1, 1.18%, 12/25/36		192	157,873
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 1.43%, 03/15/37(b)(d)		15	13,911
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	97,916
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.44%, 01/12/45(d)		12	10,644
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(b)(d)		60	41,827
BHMS, Series 2018-ATLS, Class A, 1.95%, 07/15/35(b)(d)		100	83,659
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 03/10/33(b)		100	93,861
BX Commercial Mortgage Trust, Series 2018- IND, Class H, 3.70%, 11/15/35(b)(d)		154	111,582
BXP Trust(b)(d):
Series 2017-CC, Class D, 3.55%, 08/13/37		25	21,241
Series 2017-CC, Class E, 3.55%, 08/13/37		40	25,686
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 2.45%, 12/15/37(b)(d)		100	91,430
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(d)		10	9,654
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		128	131,323
Series 2017-CD3, Class A4, 3.63%, 02/10/50		10	10,695
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,502
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)(d)		100	93,575

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CGDBB Commercial Mortgage Trust(b)(d):
Series 2017-BIOC, Class A,
1.49%, 07/15/32	USD	91	$81,927
Series 2017-BIOC, Class D,
2.30%, 07/15/32		91	81,414
Series 2017-BIOC, Class E,
2.85%, 07/15/32		91	76,532
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class D, 4.95%, 05/10/49(b)(d)		10	8,489
Series 2017-C4, Class A4, 3.47%, 10/12/50		20	20,720
Commercial Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 04/10/47		87	92,063
Series 2014-CR17, Class A5, 3.98%, 05/10/47		43	45,161
Series 2014-CR18, Class A4, 3.55%, 07/15/47		10	10,362
Series 2014-CR19, Class A5, 3.80%, 08/10/47		30	31,579
Series 2014-LC15, Class A4, 4.01%, 04/10/47		20	21,257
Series 2014-UBS4, Class C, 4.64%, 08/10/47(d)		20	17,690
Series 2015-CR25, Class A4, 3.76%, 08/10/48		40	42,204
Series 2015-CR25, Class C, 4.54%, 08/10/48(d)		60	51,264
Series 2015-LC19, Class A4, 3.18%, 02/10/48		23	23,887
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		100	65,835
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57		10	10,357
Series 2019-C15, Class C, 4.98%, 03/15/52(d)		39	31,228
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		28	17,080
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(b)(d)		100	58,853
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		40	39,489
Series 2017-BRBK, Class E, 3.53%, 10/10/34(d)		170	131,132
Series 2017-BRBK, Class F, 3.53%, 10/10/34(d)		40	28,143
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, 2.30%, 04/15/36(b)(d)		100	92,170
GPMT Ltd., Series 2018-FL1, Class A, 1.67%, 11/21/35(b)(d)		26	24,340
GS Mortgage Securities Corp. Trust(b)(d):
Series 2017-500K, Class D, 2.00%, 07/15/32		10	8,852
Series 2017-500K, Class E, 2.20%, 07/15/32		20	17,531
Series 2017-500K, Class F, 2.50%, 07/15/32		10	8,295
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 09/10/47		20	20,920
Series 2015-GS1, Class A3, 3.73%, 11/10/48		10	10,742
Series 2017-GS7, Class A4, 3.43%, 08/10/50		44	45,459
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		10	6,612

22

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)	USD	100	$93,565
IMT Trust, Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		100	98,442
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		30	31,673
Series 2014-C22, Class A4, 3.80%, 09/15/47		10	10,583
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2015-UES, Class D, 3.62%, 09/05/32(d)		110	107,754
Series 2016-NINE, Class A, 2.85%, 09/06/38(d)		100	102,340
Series 2018-WPT, Class FFX, 5.54%, 07/05/33		10	7,456
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.77%, 03/25/37(b)(d)		15	13,733
MAD Mortgage Trust, Series 2017-330M, Class E, 3.90%, 08/15/34(b)(d)		100	77,522
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(b)(d)		120	118,597
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		70	72,861
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		16	11,633
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.06%, 10/15/42(d)		100	97,931
Series 2007-T27, Class AJ, 5.95%, 06/11/42(d)		32	32,285
Series 2017-CLS, Class F, 3.30%, 11/15/34(b)(d)		84	70,750
Series 2017-HR2, Class D, 2.73%, 12/15/50		10	6,317
Series 2019-AGLN, Class D, 2.45%, 03/15/34(b)(d)		100	84,144
Series 2019-AGLN, Class F, 3.30%, 03/15/34(b)(d)		100	77,500
Series 2019-L2, Class A4, 4.07%, 03/15/52		13	14,570
PFP Ltd.(b)(d):
Series 2019-5, Class A, 1.67%, 04/14/36		19	17,291
Series 2019-5, Class AS, 2.12%, 04/14/36		10	8,999
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		27	22,540
Series 2015-C31, Class A4, 3.70%, 11/15/48		10	10,426
Series 2015-P2, Class A4, 3.81%, 12/15/48		30	31,473
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		25	18,213
Series 2017-C39, Class D, 4.35%, 09/15/50(b)(d)		63	46,100
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		25	15,690
Series 2017-HSDB, Class A, 1.65%, 12/13/31(b)(d)		100	93,573
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47		30	31,541
Series 2014-C22, Class C, 3.76%, 09/15/57(d)		120	101,551

			4,061,508

Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)		60	11,344

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.1%(d)
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.63%, 02/15/50	USD	1,000	$37,531
BBCMS Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)		1,000	53,700
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36(b)		4,250	110,143
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.05%, 03/15/52		997	72,371
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.73%, 05/10/58		120	4,846
Commercial Mortgage Trust, Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)		2,522	11,374
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	72,972
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.00%, 03/10/50(b)		813	29,996
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.21%, 12/15/47(b)		100	4,853
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		1,000	2,710
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)		200	2

			400,498

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(k)		39	3,769

Total Non-Agency Mortgage-Backed Securities — 1.8% (Cost: $8,306,170)			7,597,084

	Beneficial Interest (000)

Other Interests — 0.0%(p)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(c)(g)(i)		620	—

Total Other Interests — 0.0%			—

	Par (000)

Capital Trusts — 0.2%

Banks — 0.0%
JPMorgan Chase & Co.(h)(l):
Series FF, 5.00%		140	131,494
Series HH, 4.60%		15	13,128

			144,622

Capital Markets — 0.1%(h)(l)
Bank of New York Mellon Corp. (The), Series F, 4.62%		97	87,542
State Street Corp.:
Series F, 5.25%		90	84,600
Series H, 5.63%		140	123,200

			295,342

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(h)		265	265,000

Total Capital Trusts — 0.2% (Cost: $753,566)			704,964

23

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights — 0.0%

Pharmaceuticals — 0.0%(g)
Bristol-Myers Squibb Co.	7,280	$27,664

Total Rights — 0.0% (Cost: $15,507)		27,664

	Par (000)

U.S. Government Sponsored Agency Securities — 18.3%

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	10	11,446
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(d):
Series K034, Class A2, 3.53%, 07/25/23	20	21,436
Series K061, Class A2, 3.35%, 11/25/26	20	22,268
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2018-SB52, Class A10F, 3.48%, 06/25/28(d)	28	29,673
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38	16	15,734
Series 2016-158, Class VA, 2.00%, 03/16/35	85	82,456

		183,013

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association:
Series 2014-40, Class AI, 1.00%, 02/16/39	41	227
Series 2014-52, Class AI, 0.83%, 08/16/41	80	1,249
Government National Mortgage Association Variable Rate Notes(d):
Series 2013-63, 0.79%, 09/16/51	802	33,967
Series 2016-26, 0.93%, 02/16/58	428	23,929
Series 2016-92, 0.96%, 04/16/58	102	6,290
Series 2016-110, 1.01%, 05/16/58	106	6,753
Series 2016-113, 1.15%, 02/16/58	101	7,610

		80,025

Mortgage-Backed Securities — 18.2%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31	344	358,669
3.00%, 09/01/27 - 02/01/47	1,390	1,467,741
3.50%, 04/01/31 - 01/01/48	1,132	1,215,486
4.00%, 08/01/40 - 02/01/47	315	341,703
4.50%, 02/01/39 - 04/01/49	2,156	2,360,262
5.00%, 10/01/41 - 11/01/41	212	233,391
5.50%, 06/01/41	86	97,736
6.00%, 01/01/34	42	46,139
Federal National Mortgage Association, 4.00%, 01/01/41	16	17,044
Government National Mortgage Association:
2.50%, 04/15/50(q)	808	844,423
3.00%, 02/15/45 - 12/20/46	2,754	2,949,873
3.00%, 04/15/50(q)	3,120	3,297,531
3.50%, 01/15/42 - 10/20/46	5,133	5,476,639
3.50%, 04/15/50(q)	66	69,563
4.00%, 04/20/39 - 12/20/47	597	644,850
4.00%, 04/15/50(q)	1,763	1,872,931
4.50%, 12/20/39 - 03/20/49	821	891,168
4.50%, 04/15/50(q)	854	906,307
5.00%, 12/15/38 - 07/20/42	139	154,032
5.00%, 04/15/50(q)	98	104,247
5.50%, 04/15/50(q)	295	320,133
7.50%, 03/15/32	2	2,802

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	USD	205	$210,663
2.00%, 04/25/35(q)		61	62,624
2.50%, 09/01/27 - 02/01/33		1,000	1,042,316
2.50%, 04/25/50(q)		5,518	5,715,785
3.00%, 04/01/29 - 03/01/47		3,978	4,205,437
3.00%, 04/25/35 - 04/25/50(q)		8,960	9,390,089
3.50%, 04/01/29 - 01/01/48		4,677	5,014,362
3.50%, 04/25/35 - 04/25/50(q)		6,367	6,728,673
4.00%, 10/01/33 - 03/01/50		3,203	3,459,978
4.00%, 04/25/50(q)		7,510	8,008,791
4.50%, 02/01/25 - 05/01/49		5,286	5,814,642
4.50%, 04/25/50(q)		1,595	1,716,307
5.00%, 09/01/35 - 06/01/45		266	293,834
5.00%, 04/25/50(q)		529	570,638
5.50%, 02/01/35 - 04/01/41		537	605,579
6.00%, 12/01/2 - 6/01/41		317	364,015
6.50%, 05/01/40		89	104,284

			76,980,687

Total U.S. Government Sponsored Agency Securities — 18.3% (Cost: $74,785,598)			77,243,725

U.S. Treasury Obligations — 10.4%
U.S. Treasury Bonds:
4.25%, 05/15/39		82	127,542
4.50%, 08/15/39		82	131,415
4.38%, 11/15/39		82	129,900
3.13%, 02/15/43		332	454,736
2.88%, 05/15/43 - 11/15/46		639	853,524
3.63%, 08/15/43		332	490,141
3.75%, 11/15/43		332	499,816
3.00%, 02/15/48		307	426,202
2.25%, 08/15/49(r)		1,313	1,599,552
2.38%, 11/15/49		953	1,187,304
2.00%, 02/15/50		329	381,139
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24(s)		14,236	14,441,354
0.13%, 10/15/24		3,254	3,293,185
0.25%, 01/15/25		2,120	2,139,414
U.S. Treasury Notes:
2.00%, 07/31/20(r)		1,245	1,253,365
2.50%, 12/31/20		929	945,983
1.13%, 07/31/21(s)		1,403	1,420,866
1.75%, 07/31/21 - 11/15/29		4,906	5,185,132
1.50%, 01/31/22 - 08/15/26		3,602	3,744,677
2.13%, 12/31/22 - 05/15/25		1,937	2,075,442
2.75%, 05/31/23		623	671,161
1.38%, 01/31/25		206	215,809
2.00%, 02/15/25		782	842,636
2.25%, 08/15/27		623	699,001
2.88%, 08/15/28		188	222,310
3.13%, 11/15/28		188	226,959
1.63%, 08/15/29		299	324,520

Total U.S. Treasury Obligations — 10.4% (Cost: $41,865,687)			43,983,085

Total Long-Term Investments — 107.4% (Cost: $480,407,772)			453,322,439

24

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Short-Term Securities — 8.4%

Borrowed Bond Agreements — 1.0%(t)
Bank of America Securities, Inc., (0.50)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 806,894, collateralized by U.S. Treasury Notes, 1.50%, due at 02/15/30, par and fair value of USD 748,000 and $805,357, respectively)	USD	807	$806,905
Bank of America Securities, Inc., (0.35)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 79,502, collateralized by U.S. Treasury Notes, 1.38%, due at 02/15/23, par and fair value of USD 77,000 and $79,439, respectively)		80	79,503
Bank of America Securities, Inc., (0.28)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 367,558, collateralized by U.S. Treasury Notes, 1.63%, due at 12/15/22, par and fair value of USD 353,000 and $365,962, respectively)		368	367,561
Bank of America Securities, Inc., (0.25)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 139,527, collateralized by U.S. Treasury Notes, 1.63%, due at 11/15/22, par and fair value of USD 134,000 and $138,742, respectively)		140	139,528
Bank of America Securities, Inc., (0.20)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 670,796, collateralized by U.S. Treasury Notes, 1.25%, due at 08/31/24, par and fair value of USD 645,000 and $670,473, respectively)		671	670,800
Bank of America Securities, Inc., (0.20)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 124,049, collateralized by U.S. Treasury Notes, 1.38%, due at 10/15/22, par and fair value of USD 120,000 and $123,385, respectively)		124	124,050
Bank of America Securities, Inc., (0.15)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 322,761, collateralized by U.S. Treasury Notes, 1.75%, due at 12/31/24, par and fair value of USD 302,000 and $321,559, respectively)		323	322,762
Bank of America Securities, Inc., (0.12)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 27,917, collateralized by U.S. Treasury Notes, 2.00%, due at 05/31/24, par and fair value of USD 26,000 and $27,777, respectively)		28	27,917
Bank of America Securities, Inc., (0.10)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 44,129, collateralized by U.S. Treasury Notes, 1.50%, due at 10/31/21, par and fair value of USD 43,000 and $43,875, respectively)		44	44,129
Bank of America Securities, Inc., (0.10)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 1,315,871, collateralized by U.S. Treasury Notes, 1.50%, due at 08/15/22, par and fair value of USD 1,276,000 and $1,314,230, respectively)		1,316	1,315,875

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Bank of America Securities, Inc., (0.08)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 117,382, collateralized by U.S. Treasury Notes, 1.50%, due at 10/31/24, par and fair value of USD 111,000 and $116,736, respectively)	USD	117	$117,382
Barclays Bank plc, (0.15)%, Open (Purchased on 03/11/20 to be repurchased at USD 29,002, collateralized by Petrobras Global Finance BV, 5.09%, due at 01/15/30, par and fair value of USD 29,000 and $25,883, respectively)(u)		29	29,000
Barclays Bank plc, 0.00%, Open (Purchased on 03/31/20 to be repurchased at USD 20,048, collateralized by Petrobras Global Finance BV, 5.09%, due at 01/15/30, par and fair value of USD 22,000 and $19,635, respectively)(u)		20	20,048

Total Borrowed Bond Agreements — 1.0% (Cost: $4,065,460)			4,065,460

Foreign Government Obligations — 0.0%

Egypt — 0.0%
Arab Republic of Egypt Treasury Bills, 16.04%, 07/28/20(v)	EGP	1,175	71,443

Nigeria — 0.0%
Nigeria OMO Bills(v):
12.82%, 05/28/20	NGN	3,560	9,123
11.75%, 07/30/20		1,780	4,609

			13,732

Total Foreign Government Obligations — 0.0% (Cost: $84,027)			85,175

		Shares

Money Market Funds — 7.4%(w)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%		18,045,472	18,045,472
SL Liquidity Series, LLC, Money Market Series, 0.88%(x)		13,137,499	13,133,559

Total Money Market Funds — 7.4% (Cost: $31,183,429)			31,179,031

Total Short-Term Securities — 8.4% (Cost: $35,332,916)			35,329,666

Total Options Purchased — 0.0% (Cost: $40,280)			52,034

Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments — 115.8% (Cost: $515,780,968)			488,704,139

Total Options Written — (0.0)% (Premium Received — $12,652)			(57,538)

25

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bonds — (1.0)%

Corporate Bonds — (0.0)%
Petrobras Global Finance BV, 5.09%, 01/15/30	USD	29	$(25,883)

Total Corporate Bonds — (0.0)% (Proceeds: $29,034)			(25,883)

U.S. Treasury Obligations — (1.0)%
U.S. Treasury Notes:
1.25%, 08/31/24		645	(670,473)
1.38%, 10/15/22 - 02/15/23		197	(202,824)
1.50%, 10/31/21 - 02/15/30		2,178	(2,280,198)
1.63%, 11/15/22 - 12/15/22		487	(504,704)
1.75%, 12/31/24		302	(321,559)
2.00%, 05/31/24		26	(27,777)

			(4,007,535)

Total U.S. Treasury Obligations — (1.0)% (Proceeds: $3,847,506)			(4,007,535)

Total Borrowed Bonds — (1.0)% (Proceeds: $3,876,540)			(4,033,418)

TBA Sale Commitments — (6.9)%(q)

Mortgage-Backed Securities — (6.9)%
Government National Mortgage Association:
2.50%, 04/15/50		540	(564,342)
3.00%, 04/15/50		2,714	(2,868,889)
3.50%, 04/15/50		1,213	(1,278,492)
4.00%, 04/15/50		332	(352,702)
4.50%, 04/15/50		500	(543,496)
5.00%, 04/15/50		75	(79,781)
Uniform Mortgage-Backed Securities:
2.00%, 04/25/35		61	(62,624)
2.50%, 04/25/35 - 04/25/50		5,031	(5,211,804)
3.00%, 04/25/35 - 05/25/50		9,530	(9,983,927)
3.50%, 04/25/35 - 04/25/50		1,539	(1,625,867)
4.00%, 04/25/35 - 04/25/50		5,060	(5,391,405)
4.50%, 04/25/50		333	(358,326)
5.50%, 04/25/50		455	(498,030)
6.00%, 04/25/50		280	(310,155)

Total TBA Sale Commitments — (6.9)% (Proceeds: $28,751,452)			(29,129,840)

Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 107.9% (Cost: $483,140,324)			455,483,343

Liabilities in Excess of Other Assets — (7.9)%			(33,283,150)

Net Assets — 100.0%			$422,200,193

26

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security, or a portion of the security, is on loan.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Zero-coupon bond.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(n)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(o)	When-issued security.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged in connection with outstanding futures contracts.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(t)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(u)	The amount to be repurchased assumes the maturity will be the day after the period end.
(v)	Rates are discount rates or a range of discount rates as of period end.
(w)	Annualized 7-day yield as of period end.
(x)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Shares	Shares	Shares Held at	Value at			Net Realized	Unrealized Appreciation
Affiliated Issuer	12/31/19	Purchased	Sold	03/31/20	03/31/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	7,564,319	10,481,153	—	18,045,472	$18,045,472	$35,099		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	15,395,189	—	(2,257,690)	13,137,499	13,133,559	10,538	(c)	(15,618)	(4,770)
BlackRock Allocation Target Shares, Series A	312,190	212,808	—	524,998	4,751,233	45,263		—	(546,279)

					$35,930,264	$90,900		$(15,618)	$(551,049)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Bank of America Securities, Inc.	0.12%	03/31/20	04/01/20	$1,015,000	$1,015,003	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.18	03/31/20	04/01/20	7,306,250	7,306,287	U.S. Treasury Obligations	Overnight

				$8,321,250	$8,321,290

27

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	214	06/19/20	$27,496	$1,012,654
U.S. Treasury 10 Year Note	61	06/19/20	8,460	21,966
U.S. Treasury Long Bond	12	06/19/20	2,149	(10,572)
U.S. Treasury Ultra Bond	27	06/19/20	5,991	46,800
U.S. Treasury 2 Year Note	46	06/30/20	10,138	18,676
U.S. Treasury 5 Year Note	53	06/30/20	6,644	8,227

				1,097,751

Short Contracts
U.S. Treasury 10 Year Ultra Note	33	06/19/20	5,149	(216,668)

				$881,083

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	2,305,350,000	USD	141,000	JPMorgan Chase Bank NA	04/02/20	$346
USD	131,750	BRL	637,019	Citibank NA	04/02/20	9,153
USD	21,250	BRL	106,973	Deutsche Bank AG	04/02/20	663
USD	49,000	BRL	221,975	Morgan Stanley & Co. International plc	04/02/20	6,280
USD	43,696	IDR	629,042,433	Bank of America NA	04/02/20	5,128
USD	43,696	IDR	630,484,390	BNP Paribas SA	04/02/20	5,039
USD	53,609	IDR	782,151,225	JPMorgan Chase Bank NA	04/02/20	5,653
USD	180,598	ZAR	3,188,569	Bank of America NA	04/02/20	2,321
USD	34,000	ZAR	590,418	Deutsche Bank AG	04/02/20	989
USD	47,000	ZAR	758,742	Morgan Stanley & Co. International plc	04/02/20	4,578
EUR	43,000	JPY	5,019,574	Citibank NA	04/03/20	742
USD	465,237	EUR	410,000	Goldman Sachs International	04/03/20	13,035
USD	823,018	EUR	739,000	UBS AG	04/03/20	7,952
USD	36,000	BRL	184,467	JPMorgan Chase Bank NA	04/06/20	509
USD	44,000	KRW	52,096,000	BNP Paribas SA	04/06/20	1,209
USD	59,000	MXN	1,242,038	BNP Paribas SA	04/06/20	6,690
USD	49,000	MXN	995,121	Goldman Sachs International	04/06/20	7,089
CAD	55,293	USD	39,000	Morgan Stanley & Co. International plc	04/09/20	293
KRW	51,376,500	USD	42,000	BNP Paribas SA	04/09/20	198
KRW	35,392,000	USD	28,000	JPMorgan Chase Bank NA	04/09/20	1,069
USD	78,000	CAD	106,160	Morgan Stanley & Co. International plc	04/09/20	2,560
USD	39,000	ZAR	606,482	Citibank NA	04/09/20	5,127
USD	49,000	RUB	3,365,565	Citibank NA	04/10/20	6,188
USD	49,000	RUB	3,659,320	JPMorgan Chase Bank NA	04/10/20	2,451
JPY	5,157,059	USD	47,000	Citibank NA	04/13/20	983
JPY	1,667,764	USD	15,000	HSBC Bank plc	04/13/20	517
JPY	15,432,255	USD	141,000	JPMorgan Chase Bank NA	04/13/20	2,587
JPY	5,143,886	USD	47,000	UBS AG	04/13/20	860
RUB	5,371,640	USD	68,000	Citibank NA	04/13/20	359
USD	49,000	JPY	5,004,055	BNP Paribas SA	04/13/20	2,441
USD	204,000	JPY	21,165,982	JPMorgan Chase Bank NA	04/13/20	7,065
USD	48,000	JPY	5,108,448	Morgan Stanley & Co. International plc	04/13/20	469
USD	48,000	JPY	5,114,550	Standard Chartered Bank	04/13/20	412
USD	49,000	RUB	3,525,305	Bank of America NA	04/13/20	4,137
USD	39,000	RUB	2,823,600	Deutsche Bank AG	04/13/20	3,067
USD	98,000	ZAR	1,616,412	JPMorgan Chase Bank NA	04/14/20	7,795
USD	39,000	ZAR	637,798	UBS AG	04/14/20	3,407
IDR	888,928,155	USD	53,711	Deutsche Bank AG	04/15/20	901
USD	83,707	IDR	1,222,942,000	Bank of America NA	04/15/20	8,573
USD	41,742	IDR	611,515,000	HSBC Bank plc	04/15/20	4,172

28

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,704	IDR	244,625,000	JPMorgan Chase Bank NA	04/15/20	$1,675
EUR	40,000	USD	42,984	HSBC Bank plc	04/16/20	1,154
EUR	61,000	USD	65,852	JPMorgan Chase Bank NA	04/16/20	1,460
USD	28,000	ZAR	461,739	Bank of America NA	04/17/20	2,245
USD	34,000	COP	138,142,000	JPMorgan Chase Bank NA	04/20/20	36
CNY	184,536	USD	26,000	Goldman Sachs International	04/24/20	12
MXN	621,906	USD	26,000	JPMorgan Chase Bank NA	04/24/20	123
AUD	57,000	USD	33,992	JPMorgan Chase Bank NA	04/27/20	1,074
MXN	602,712	USD	25,000	Bank of America NA	04/27/20	307
MXN	419,755	USD	17,000	JPMorgan Chase Bank NA	04/27/20	625
MXN	631,598	USD	26,000	UBS AG	04/27/20	520
USD	134,598	ZAR	2,404,862	BNP Paribas SA	04/29/20	720
EUR	31,000	USD	34,047	Bank of America NA	04/30/20	182
GBP	21,000	USD	25,375	JPMorgan Chase Bank NA	04/30/20	726
AUD	55,000	USD	33,715	Deutsche Bank AG	05/04/20	121
EUR	20,000	USD	22,076	JPMorgan Chase Bank NA	05/04/20	12
EUR	42,000	USD	46,376	UBS AG	05/04/20	6
USD	81,000	RUB	5,396,220	Deutsche Bank AG	05/06/20	12,200
USD	16,742	COP	67,961,000	Natwest Markets plc	06/16/20	103
AUD	776,576	CAD	660,827	Citibank NA	06/17/20	7,855
AUD	665,000	CAD	565,762	JPMorgan Chase Bank NA	06/17/20	6,811
CNH	4,716,019	USD	664,200	JPMorgan Chase Bank NA	06/17/20	115
CNY	4,074,270	USD	572,000	HSBC Bank plc	06/17/20	1,917
GBP	1,541,581	EUR	1,692,000	Morgan Stanley & Co. International plc	06/17/20	45,775
USD	2,418,000	CNY	16,969,040	Citibank NA	06/17/20	27,680
USD	351,929	IDR	5,076,757,883	JPMorgan Chase Bank NA	06/17/20	44,562
USD	633,623	RUB	42,867,752	Citibank NA	06/17/20	91,154
USD	347,426	IDR	5,076,757,883	JPMorgan Chase Bank NA	07/15/20	41,683

						433,860

BRL	129,833	USD	29,000	Citibank NA	04/02/20	(4,013)
BRL	443,282	USD	98,000	Deutsche Bank AG	04/02/20	(12,690)
BRL	184,434	USD	36,000	JPMorgan Chase Bank NA	04/02/20	(505)
BRL	181,475	USD	39,000	Morgan Stanley & Co. International plc	04/02/20	(4,075)
ZAR	1,201,362	USD	74,000	Bank of America NA	04/02/20	(6,830)
ZAR	3,330,665	USD	193,598	BNP Paribas SA	04/02/20	(7,377)
ZAR	461,710	USD	30,000	Deutsche Bank AG	04/02/20	(4,185)
ZAR	594,845	USD	34,000	JPMorgan Chase Bank NA	04/02/20	(742)
EUR	1,352,000	USD	1,493,367	Morgan Stanley & Co. International plc	04/03/20	(2,204)
JPY	5,079,868	EUR	43,000	JPMorgan Chase Bank NA	04/03/20	(181)
KRW	52,729,600	USD	44,000	JPMorgan Chase Bank NA	04/06/20	(688)
MXN	1,209,364	USD	59,000	Citibank NA	04/06/20	(8,066)
MXN	6,100,797	USD	293,850	UBS AG	04/06/20	(36,911)
CAD	53,975	USD	39,000	JPMorgan Chase Bank NA	04/09/20	(644)
KRW	46,973,550	USD	39,000	JPMorgan Chase Bank NA	04/09/20	(419)
USD	41,000	KRW	50,122,667	BNP Paribas SA	04/09/20	(168)
USD	26,000	KRW	32,474,000	JPMorgan Chase Bank NA	04/09/20	(672)
ZAR	621,543	USD	39,000	Bank of America NA	04/09/20	(4,286)
RUB	2,014,740	USD	26,000	Citibank NA	04/10/20	(371)
JPY	10,212,147	USD	99,000	HSBC Bank plc	04/13/20	(3,983)
RUB	1,964,000	USD	25,000	Citibank NA	04/13/20	(6)
ZAR	1,427,843	USD	88,000	Bank of America NA	04/14/20	(8,318)
ZAR	786,479	USD	49,000	Citibank NA	04/14/20	(5,110)
IDR	1,418,555,725	USD	96,210	Bank of America NA	04/15/20	(9,058)
IDR	679,114,295	USD	49,351	BNP Paribas SA	04/15/20	(7,628)
IDR	273,155,000	USD	16,882	Citibank NA	04/15/20	(100)
IDR	503,090,000	USD	32,775	Deutsche Bank AG	04/15/20	(1,866)
IDR	2,216,901,795	USD	140,683	Goldman Sachs International	04/15/20	(4,482)
IDR	1,520,313,000	USD	105,176	HSBC Bank plc	04/15/20	(11,772)
IDR	1,238,052,730	USD	87,730	JPMorgan Chase Bank NA	04/15/20	(11,668)
USD	141,000	IDR	2,311,977,000	JPMorgan Chase Bank NA	04/15/20	(1,041)
USD	28,452	EUR	26,000	BNP Paribas SA	04/16/20	(238)
USD	82,177	EUR	75,000	Morgan Stanley & Co. International plc	04/16/20	(583)

29

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,000	ZAR	449,211	Deutsche Bank AG	04/17/20	$(56)
ZAR	937,938	USD	58,000	HSBC Bank plc	04/17/20	(5,683)
COP	101,225,000	USD	25,000	Deutsche Bank AG	04/20/20	(113)
USD	28,000	COP	116,900,000	Citibank NA	04/20/20	(741)
KZT	3,052,000	USD	8,000	Citibank NA	04/24/20	(1,275)
KZT	1,920,000	USD	5,000	Goldman Sachs International	04/24/20	(769)
USD	26,000	MXN	631,852	Citibank NA	04/24/20	(541)
MXN	592,543	USD	25,000	UBS AG	04/27/20	(120)
USD	34,551	AUD	57,000	UBS AG	04/27/20	(515)
USD	34,000	CAD	49,359	UBS AG	04/27/20	(1,085)
USD	17,000	MXN	428,393	UBS AG	04/27/20	(988)
IDR	418,314,000	USD	26,000	JPMorgan Chase Bank NA	04/30/20	(418)
USD	34,173	EUR	31,000	HSBC Bank plc	04/30/20	(56)
USD	25,694	GBP	21,000	UBS AG	04/30/20	(407)
USD	26,000	IDR	427,310,000	JPMorgan Chase Bank NA	04/30/20	(132)
RUB	5,396,220	USD	81,000	Citibank NA	05/06/20	(12,200)
CAD	56,886	AUD	66,000	Deutsche Bank AG	06/17/20	(153)
CNY	3,142,773	USD	442,800	Bank of America NA	06/17/20	(98)
CNY	5,228,499	USD	739,000	HSBC Bank plc	06/17/20	(2,494)
EUR	91,000	GBP	85,493	Bank of America NA	06/17/20	(5,675)
EUR	74,000	GBP	66,379	Deutsche Bank AG	06/17/20	(705)
IDR	836,920,000	USD	50,944	BNP Paribas SA	06/17/20	(274)
RUB	2,600,000	USD	34,067	Bank of America NA	06/17/20	(1,165)
RUB	8,027,077	USD	106,744	Credit Suisse International	06/17/20	(5,164)
RUB	1,388,724	USD	18,147	Goldman Sachs International	06/17/20	(574)
RUB	9,160,000	USD	122,439	HSBC Bank plc	06/17/20	(6,524)
RUB	3,735,000	USD	50,765	Societe Generale SA	06/17/20	(3,500)
KZT	1,946,250	USD	5,000	Goldman Sachs International	07/24/20	(872)
KZT	2,963,895	USD	7,590	Natwest Markets plc	07/24/20	(1,303)

						(214,480)

Net Unrealized Appreciation						$219,380

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Citibank NA	04/14/20	USD	1.05	USD	1.05	EUR	9	$778
USD Currency	One-Touch	JPMorgan Chase Bank NA	04/14/20	CNH	6.73	CNH	6.73	USD	6	16

										794

Put
USD Currency	Down and Out	Bank of America NA	04/02/20	MXN	19.50	MXN	18.85	USD	78	—
USD Currency	Down and Out	Deutsche Bank AG	04/24/20	RUB	65.30	RUB	63.20	USD	96	1
USD Currency	Down and Out	Deutsche Bank AG	04/29/20	MXN	23.40	MXN	22.50	USD	58	90

										91

										$885

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/07/20	KRW	1,200.00	USD	78	$1,468
USD Currency	Citibank NA	04/08/20	ZAR	15.60	USD	140	17,596
USD Currency	JPMorgan Chase Bank NA	05/21/20	MXN	25.50	USD	34	843

30

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

OTC Currency Options Purchased (continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	06/04/20	ZAR	15.80	USD	146	$17,964

							37,871

Put
EUR Currency	Bank of America NA	04/01/20	JPY	118.00	EUR	87	131
EUR Currency	Bank of America NA	04/02/20	NOK	10.20	EUR	87	—
USD Currency	Deutsche Bank AG	04/02/20	BRL	4.20	USD	76	—
USD Currency	Deutsche Bank AG	04/02/20	JPY	107.00	USD	280	789
USD Currency	HSBC Bank plc	04/02/20	MXN	19.75	USD	97	—
USD Currency	Deutsche Bank AG	04/03/20	RUB	63.00	USD	76	—
USD Currency	Bank of America NA	04/10/20	RUB	62.50	USD	76	1
USD Currency	Deutsche Bank AG	04/10/20	RUB	62.50	USD	144	2
EUR Currency	Deutsche Bank AG	04/14/20	USD	1.11	EUR	136	1,782
EUR Currency	JPMorgan Chase Bank NA	04/14/20	USD	1.08	EUR	136	302
USD Currency	Citibank NA	04/24/20	RUB	65.30	USD	135	27
USD Currency	Deutsche Bank AG	04/29/20	ZAR	17.50	USD	117	1,749
USD Currency	Deutsche Bank AG	04/30/20	RUB	65.30	USD	146	36
USD Currency	Deutsche Bank AG	05/01/20	JPY	104.00	USD	93	601
USD Currency	Deutsche Bank AG	05/22/20	ZAR	17.50	USD	29	546
USD Currency	Deutsche Bank AG	05/22/20	RUB	78.00	USD	45	1,338
USD Currency	Morgan Stanley & Co. International plc	05/27/20	JPY	108.00	USD	129	2,663

							9,967

							$47,838

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and Out	Deutsche Bank AG	04/24/20	RUB	64.00	RUB	63.20	USD	96	$—

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y-10Y CMS Index Cap	0.50%	Morgan Stanley & Co. International plc	05/06/20	USD	21,087	$3,311	$9,489	$(6,178)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/02/20	BRL	4.35	USD	48	$(7,766)
USD Currency	HSBC Bank plc	04/02/20	MXN	20.00	USD	29	(4,432)
USD Currency	Citibank NA	04/08/20	ZAR	17.00	USD	70	(3,452)
USD Currency	Deutsche Bank AG	04/10/20	RUB	64.00	USD	29	(5,206)
USD Currency	Bank of America NA	04/10/20	RUB	66.00	USD	48	(7,387)
USD Currency	Deutsche Bank AG	04/30/20	RUB	67.50	USD	68	(9,410)
USD Currency	Deutsche Bank AG	05/21/20	MXN	25.50	USD	34	(768)
USD Currency	Deutsche Bank AG	06/04/20	ZAR	17.00	USD	214	(13,999)

							(52,420)

Put
USD Currency	HSBC Bank plc	04/02/20	MXN	19.25	USD	146	—
USD Currency	Deutsche Bank AG	04/10/20	RUB	61.00	USD	288	(3)
EUR Currency	Deutsche Bank AG	04/14/20	USD	1.08	EUR	136	(342)

31

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

OTC Currency Options Written (continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Citibank NA	04/24/20	RUB	63.50	USD	135	$(15)
USD Currency	Deutsche Bank AG	04/29/20	ZAR	17.00	USD	176	(1,091)
USD Currency	Citibank NA	04/29/20	MXN	23.00	USD	33	(627)
USD Currency	Citibank NA	05/01/20	JPY	104.00	USD	93	(601)
USD Currency	Deutsche Bank AG	05/22/20	ZAR	16.50	USD	44	(204)
USD Currency	Deutsche Bank AG	05/22/20	RUB	75.00	USD	68	(890)
USD Currency	Morgan Stanley & Co. International plc	05/27/20	JPY	103.00	USD	172	(1,345)

							(5,118)

							$(57,538)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	6.88%	Monthly	12/15/20	MXN	6,899	$1,905	$—	$1,905
28 day MXIBTIIE	Monthly	6.88%	Monthly	12/16/20	MXN	13,347	3,681	—	3,681
28 day MXIBTIIE	Monthly	6.52%	Monthly	12/14/21	MXN	10,473	5,502	—	5,502
28 day MXIBTIIE	Monthly	6.51%	Monthly	12/15/21	MXN	8,922	4,641	—	4,641
28 day MXIBTIIE	Monthly	7.00%	Monthly	08/11/22	MXN	4,331	5,037	—	5,037
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	1,575	(2,092)	—	(2,092)
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	2,077	(2,747)	—	(2,747)
28 day MXIBTIIE	Monthly	6.77%	Monthly	03/09/23	MXN	4,344	4,505	—	4,505
28 day MXIBTIIE	Monthly	6.36%	Monthly	03/23/23	MXN	7,377	4,235	—	4,235
28 day MXIBTIIE	Monthly	6.73%	Monthly	08/09/24	MXN	1,462	1,292	—	1,292
28 day MXIBTIIE	Monthly	6.67%	Monthly	08/12/24	MXN	3,217	2,515	—	2,515
28 day MXIBTIIE	Monthly	6.72%	Monthly	08/13/24	MXN	2,768	2,370	—	2,370
28 day MXIBTIIE	Monthly	6.59%	Monthly	11/08/24	MXN	1,973	1,073	—	1,073
28 day MXIBTIIE	Monthly	6.32%	Monthly	07/17/25	MXN	2,027	(491)	—	(491)
28 day MXIBTIIE	Monthly	7.14%	Monthly	03/15/30	MXN	2,331	963	—	963

							$32,389	$—	$32,389

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	209	$(213)	$83	$(296)
United Mexican States	1.00	Quarterly	Bank of America NA	09/20/20	USD	209	(255)	253	(508)
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	86	6,702	12,641	(5,939)
Republic of Chile	1.00	Quarterly	Citibank NA	06/20/25	USD	300	3,739	9,850	(6,111)
Republic of Colombia	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	22	1,321	2,594	(1,273)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	224	32,152	31,540	612
State of Qatar	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	55	729	2,030	(1,301)
United Mexican States	1.00	Quarterly	Citibank NA	06/20/25	USD	463	29,643	47,766	(18,123)
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International plc	06/25/25	USD	80	6,251	10,700	(4,449)
CMBX.NA.9.AAA-	0.50	Monthly	Credit Suisse International	09/17/58	USD	60	388	686	(298)
CMBX.NA.9.AAA-	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	50	324	581	(257)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	40	258	461	(203)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	50	324	573	(249)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	110	712	1,355	(643)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	2	509	111	398
CMBX.NA.6.AAA-	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	93	(14)	(70)	56
CMBX.NA.6.AAA-	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	42	(6)	(6)	—

32

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	20	$4,415	$1,843	$2,572

							$86,979	$122,991	$(36,012)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB	USD	209	$213	$(96)	$309
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB	USD	209	255	(221)	476
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	NR	USD	—	—	(6)	6
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	NR	USD	—	—	(13)	13
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	NR	USD	7	(1,782)	(810)	(972)
CMBX.NA.10.BBB-	3.00	Monthly	JPMorgan Securities LLC	11/17/59	NR	USD	5	(1,392)	(412)	(980)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	NR	USD	20	(4,415)	(1,523)	(2,892)

								$(7,121)	$(3,081)	$(4,040)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	550	$(21,958)	$—	$(21,958)
1 day BZDIOVER	At Termination	4.53%	At Termination	UBS AG	01/03/22	BRL	2,567	4,128	—	4,128
1 day BZDIOVER	At Termination	5.69%	At Termination	UBS AG	01/03/22	BRL	1,311	7,246	—	7,246
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	940	1,023	—	1,023
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	836	20	—	20
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	1,010	(234)	—	(234)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,807	1,034	—	1,034
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	116	(62)	—	(62)
1 day BZDIOVER	At Termination	7.20%	At Termination	Citibank NA	01/04/27	BRL	673	(2,497)	—	(2,497)
1 day BZDIOVER	At Termination	7.40%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	622	1,130	—	1,130
1 day BZDIOVER	At Termination	7.45%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	221	547	—	547
1 day BZDIOVER	At Termination	7.52%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	111	375	—	375

33

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day BZDIOVER	At Termination	7.55%	At Termination	Citibank NA	01/04/27	BRL	443	$1,678	$—	$1,678

								$(7,570)	$—	$(7,570)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	6.71
3 month LIBOR	London Interbank Offered Rate	1.45

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

NGN	Nigerian Naira

NOK	Norwegian Krone

RUB	New Russian Ruble

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

ADR	American Depositary Receipts

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

CWABS	Countrywide Asset-Backed Certificates

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

PIK	Payment-In-Kind

RB	Revenue Bonds

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

TBA	To-be-announced

VRDN	Variable Rate Demand Notes

34

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$12,862,823	$1,097,438	$13,960,261
Common Stocks (a)	238,687,731	—	—	238,687,731
Corporate Bonds (a)	—	54,598,309	—	54,598,309
Floating Rate Loan Interests (a)	—	—	10,000	10,000
Foreign Agency Obligations (a)	—	477,233	—	477,233
Foreign Government Obligations (a)	—	3,228,612	—	3,228,612
Investment Companies	4,751,233	—	—	4,751,233
Municipal Bonds	—	8,052,538	—	8,052,538
Non-Agency Mortgage-Backed Securities	—	7,528,407	68,677	7,597,084
Capital Trusts (a)	—	704,964	—	704,964
Rights (a)	27,664	—	—	27,664
U.S. Government Sponsored Agency Securities	—	77,243,725	—	77,243,725
U.S. Treasury Obligations	—	43,983,085	—	43,983,085
Short-Term Securities:
Borrowed Bond Agreements	—	4,065,460	—	4,065,460
Foreign Government Obligations (a)	—	85,175	—	85,175
Money Market Funds	18,045,472	—	—	18,045,472
Options Purchased:
Foreign currency exchange contracts	—	48,723	—	48,723
Interest rate contracts	—	3,311	—	3,311
Liabilities:
Investments:
Borrowed Bonds	—	(4,033,418)	—	(4,033,418)
TBA Sale Commitments	—	(29,129,840)	—	(29,129,840)

Subtotal	$261,512,100	$179,719,107	$1,176,115	$442,407,322

Investments Valued at NAV(b)				13,133,559

Total Investments				$455,540,881

35

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Balanced Capital Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (c)
Assets:
Credit contracts	$—	$4,442	$—	$4,442
Equity contracts	1,012,654	—	—	1,012,654
Foreign currency exchange contracts	—	433,860	—	433,860
Interest rate contracts	95,669	54,900	—	150,569
Liabilities:
Credit contracts	—	(44,494)	—	(44,494)
Foreign currency exchange contracts	—	(272,018)	—	(272,018)
Interest rate contracts	(227,240)	(30,081)	—	(257,321)

	$881,083	$146,609	$—	$1,027,692

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $8,321,290 are categorized as Level 2 within the disclosure hierarchy.

36